PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of September 30, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 48.0%
		Communication Services: 4.0%
3,185	(1)	Alphabet, Inc. - Class A	$3,889,331	1.1
22,135	(1)	Altice USA, Inc.	634,832	0.2
6,181	(1)	AMC Networks, Inc.	303,858	0.1
53,086		AT&T, Inc.	2,008,774	0.5
13,292	(2)	Auto Trader Group PLC	83,309	0.0
28,237		BT Group PLC	61,935	0.0
18,464		CenturyLink, Inc.	230,431	0.1
1,816	(3)	Cinemark Holdings, Inc.	70,170	0.0
41,039		Comcast Corp. – Class A	1,850,038	0.5
12,269	(1)	Facebook, Inc. - Class A	2,184,864	0.6
5,700		Hakuhodo DY Holdings, Inc.	82,825	0.0
9,643		Interpublic Group of Cos., Inc.	207,903	0.0
3,000		KDDI Corp.	78,278	0.0
900		Konami Holdings Corp.	43,599	0.0
49,407		Koninklijke KPN NV	153,975	0.1
1,176	(1)	Live Nation Entertainment, Inc.	78,016	0.0
465		Meredith Corp.	17,047	0.0
3,200	(1)	Nexon Co. Ltd.	38,881	0.0
2,914		Omnicom Group	228,166	0.1
15,275		Orange SA	239,084	0.1
8,324		Pearson PLC	75,483	0.0
1,733		Schibsted ASA - Class B	48,600	0.0
5,779		Sinclair Broadcast Group, Inc.	246,994	0.1
1,600		SoftBank Group Corp.	63,137	0.0
19,830		Spark New Zealand Ltd.	54,772	0.0
9,174		Telefonica S.A.	70,100	0.0
5,045		Telenor ASA	101,222	0.1
1,725		Telephone & Data Systems, Inc.	44,505	0.0
10,890		Verizon Communications, Inc.	657,320	0.2
1,858		Vivendi SA	50,840	0.0
104,434		Vodafone Group PLC	208,064	0.1
3,735		Walt Disney Co.	486,745	0.1
524	(3)	World Wrestling Entertainment, Inc.	37,283	0.0
			14,630,381	4.0

		Consumer Discretionary: 5.1%
628		Aarons, Inc.	40,355	0.0
616		Adidas AG	191,789	0.1
941	(1)	Adtalem Global Education, Inc.	35,843	0.0
2,141	(1)	Amazon.com, Inc.	3,716,583	1.0
2,934		American Eagle Outfitters, Inc.	47,589	0.0
711	(1)	Autozone, Inc.	771,165	0.2
15,800		Barratt Developments PLC	125,778	0.0
1,635	(3)	Bed Bath & Beyond, Inc.	17,396	0.0
2,393		Berkeley Group Holdings PLC	122,867	0.0
3,619		Best Buy Co., Inc.	249,675	0.1
499	(1)	Booking Holdings, Inc.	979,342	0.3
821		Boyd Gaming Corp.	19,663	0.0
1,508	(3)	Brinker International, Inc.	64,346	0.0
1,756		Brunswick Corp.	91,523	0.0
1,433	(1)	Caesars Entertainment Corp.	16,709	0.0
411		Cheesecake Factory	17,130	0.0
1,382		Cie Generale des Etablissements Michelin SCA	153,877	0.1
2,614		Compass Group PLC	67,265	0.0
87	(3)	Cracker Barrel Old Country Store, Inc.	14,151	0.0
4,515		Dana, Inc.	65,197	0.0
4,512		Darden Restaurants, Inc.	533,409	0.2
661	(1)	Deckers Outdoor Corp.	97,405	0.0
1,544		Delphi Technologies PLC	20,690	0.0
1,218		Dick’s Sporting Goods, Inc.	49,707	0.0
543		Domino’s Pizza, Inc.	132,812	0.1
518	(1)	Eldorado Resorts, Inc.	20,653	0.0
5,569	(1)	Etsy, Inc.	314,648	0.1
4,908		Expedia Group, Inc.	659,684	0.2
2,732		Faurecia SE	129,514	0.1
9,548		Fiat Chrysler Automobiles NV	123,722	0.0
488	(1)	Five Below, Inc.	61,537	0.0
2,475		Gentex Corp.	68,149	0.0
73,600		Genting Singapore Ltd.	46,861	0.0
374	(1)	Helen of Troy Ltd.	58,965	0.0
400		Hikari Tsushin, Inc.	86,777	0.0
3,334		Hilton Worldwide Holdings, Inc.	310,429	0.1
5,950		Home Depot, Inc.	1,380,519	0.4
469		Jack in the Box, Inc.	42,735	0.0
2,264		KB Home	76,976	0.0
359		Kering SA	182,942	0.1
2,545		Lear Corp.	300,055	0.1
925		LVMH Moet Hennessy Louis Vuitton SE	367,004	0.1
1,237		McDonald’s Corp.	265,596	0.1
800		McDonald’s Holdings Co. Japan Ltd.	38,750	0.0
13,684	(1)	Norwegian Cruise Line Holdings Ltd.	708,421	0.2
25	(1)	NVR, Inc.	92,934	0.0
286	(1),(3)	Ollie’s Bargain Outlet Holdings, Inc.	16,771	0.0
1,162	(1)	O’Reilly Automotive, Inc.	463,069	0.1
1,752	(1),(3)	Penn National Gaming, Inc.	32,631	0.0
1,714		Persimmon PLC	45,712	0.0
8,848		Peugeot S.A.	220,836	0.1
72		Pool Corp.	14,522	0.0
611		Pulte Group, Inc.	22,332	0.0
4,251		Ralph Lauren Corp.	405,843	0.1
835		Renault S.A.	47,923	0.0
6,773		Ross Stores, Inc.	744,014	0.2
1,336	(1)	Sally Beauty Holdings, Inc.	19,893	0.0
1,800		Sankyo Co., Ltd.	61,941	0.0
4,600		Sekisui House Ltd.	90,768	0.0
3,016		Service Corp. International	144,195	0.1

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of September 30, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
325		Six Flags Entertainment Corp.	$16,507	0.0
1,121	(1)	Skechers USA, Inc.	41,869	0.0
3,800		Sony Corp.	224,611	0.1
2,100		Stanley Electric Co., Ltd.	55,934	0.0
15,217		Starbucks Corp.	1,345,487	0.4
1,600		Suzuki Motor Corp.	68,159	0.0
4,595		Target Corp.	491,251	0.1
39,079		Taylor Wimpey PLC	77,569	0.0
1,073		Toll Brothers, Inc.	44,047	0.0
1,600	(3)	Toyota Motor Corp.	107,456	0.0
2,617		Tractor Supply Co.	236,681	0.1
716		Wendy’s Company	14,306	0.0
7,446		Wesfarmers Ltd.	200,058	0.1
407	(3)	Williams-Sonoma, Inc.	27,668	0.0
10,536		Wyndham Destinations, Inc.	484,867	0.1
			18,746,057	5.1

		Consumer Staples: 3.7%
18,556		Altria Group, Inc.	758,940	0.2
3,100		Asahi Group Holdings, Ltd.	153,956	0.0
6,184		British American Tobacco PLC	228,376	0.1
1,264		Carlsberg A/S	186,791	0.1
4,128		Church & Dwight Co., Inc.	310,591	0.1
6,657		Coca-Cola Co.	362,407	0.1
3,003		Coca-Cola European Partners PLC - USD	166,516	0.0
1,315		Diageo PLC	53,718	0.0
5,358		Essity AB	156,338	0.0
5,146		General Mills, Inc.	283,648	0.1
6,647		Hershey Co.	1,030,219	0.3
8,182		Imperial Brands PLC	183,736	0.1
896		Ingredion, Inc.	73,239	0.0
9,856		Koninklijke Ahold Delhaize NV	246,476	0.1
157		L’Oreal S.A.	43,908	0.0
1,783		Mowi ASA	41,182	0.0
900		MEIJI Holdings Co., Ltd.	65,832	0.0
5,801		Molson Coors Brewing Co.	333,558	0.1
16,281		Mondelez International, Inc.	900,665	0.3
4,139		Nestle SA	448,893	0.1
7,606		Nu Skin Enterprises, Inc.	323,483	0.1
22,533		Orkla ASA	205,035	0.1
1,979		PepsiCo, Inc.	271,321	0.1
14,661		Philip Morris International, Inc.	1,113,210	0.3
917	(1)	Pilgrim’s Pride Corp.	29,385	0.0
2,200		Pola Orbis Holdings, Inc.	49,596	0.0
1,042	(1)	Post Holdings, Inc.	110,285	0.0
21,386		Procter & Gamble Co.	2,659,991	0.7
3,100		Sundrug Co., Ltd.	97,815	0.0
3,776		Swedish Match AB	156,168	0.0
56,612		Tesco PLC	167,371	0.1
1,000		Toyo Suisan Kaisha Ltd.	40,157	0.0
4,946		Treasury Wine Estates Ltd.	62,082	0.0
7,308		Tyson Foods, Inc.	629,511	0.2
5,372		Unilever NV	322,576	0.1
9,786		Walmart, Inc.	1,161,402	0.3
135,000	(2)	WH Group Ltd.	120,900	0.0
33,171		WM Morrison Supermarkets PLC	81,674	0.0
			13,630,951	3.7

		Energy: 2.2%
732	(1)	Apergy Corp.	19,801	0.0
17,202		BP PLC	108,901	0.0
16,075		Chevron Corp.	1,906,495	0.5
18,391		ConocoPhillips	1,047,919	0.3
7,900		ENI S.p.A.	120,750	0.1
3,462		EOG Resources, Inc.	256,950	0.1
4,515		EQT Corp.	48,040	0.0
3,189		Equinor ASA	60,407	0.0
19,605		Exxon Mobil Corp.	1,384,309	0.4
3,041		Galp Energia SGPS SA	45,734	0.0
5,252		HollyFrontier Corp.	281,717	0.1
1,317	(3)	Lundin Petroleum AB	39,482	0.0
6,159		Marathon Petroleum Corp.	374,159	0.1
4,931	(3)	Neste OYJ	163,141	0.1
1,723		OMV AG	92,350	0.0
3,502		Patterson-UTI Energy, Inc.	29,942	0.0
2,144		PBF Energy, Inc.	58,295	0.0
3,781		Phillips 66	387,175	0.1
13,258		Repsol SA	206,772	0.1
12,565		Royal Dutch Shell PLC - Class A	368,504	0.1
15,588	(1)	Southwestern Energy Co.	30,085	0.0
1,907		Total SA	99,292	0.0
7,776		Valero Energy Corp.	662,826	0.2
5,390		Washington H Soul Pattinson & Co. Ltd.	76,587	0.0
960		World Fuel Services Corp.	38,342	0.0
2,141	(1)	WPX Energy, Inc.	22,673	0.0
			7,930,648	2.2

		Financials: 6.9%
3,783		3i Group PLC	54,143	0.0
6,590	(2)	ABN AMRO Bank NV	116,093	0.0
4,800		AIA Group Ltd.	45,269	0.0
25	(1)	Alleghany Corp.	19,944	0.0
1,576		Allianz SE	366,850	0.1
10,632		Ally Financial, Inc.	352,557	0.1
489		American Financial Group, Inc.	52,739	0.0
5,801		Ameriprise Financial, Inc.	853,327	0.2
14,305	(1)	Athene Holding Ltd.	601,668	0.2
36,289		Aviva PLC	178,149	0.1
14,804		AXA Equitable Holdings, Inc.	328,057	0.1
5,659		AXA S.A.	144,496	0.1
22,516		Bank Leumi Le-Israel BM	160,310	0.1
59,986		Bank of America Corp.	1,749,792	0.5
2,201		Bank OZK	60,021	0.0
118,186		Barclays PLC	217,757	0.1
6,655	(1)	Berkshire Hathaway, Inc. – Class B	1,384,373	0.4

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of September 30, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
3,240		BNP Paribas	$157,519	0.1
17,500		BOC Hong Kong Holdings Ltd.	59,381	0.0
498	(1)	Brighthouse Financial, Inc.	20,154	0.0
425		Brown & Brown, Inc.	15,326	0.0
3,635		Capital One Financial Corp.	330,712	0.1
2,014		Cathay General Bancorp.	69,956	0.0
17,214		Citigroup, Inc.	1,189,143	0.3
1,238		Citizens Financial Group, Inc.	43,788	0.0
8,973		Comerica, Inc.	592,128	0.2
8,562		Commerzbank AG	49,565	0.0
961		Commonwealth Bank of Australia	52,422	0.0
25,169		CaixaBank SA	66,018	0.0
3,200		Dai-ichi Life Holdings, Inc.	48,649	0.0
42,063		Direct Line Insurance Group PLC	155,191	0.1
8,269		Discover Financial Services	670,533	0.2
14,454		E*Trade Financial Corp.	631,495	0.2
2,267		East West Bancorp, Inc.	100,406	0.0
964		Evercore, Inc.	77,216	0.0
2,059		EXOR NV	137,898	0.0
241		Factset Research Systems, Inc.	58,556	0.0
1,870		First American Financial Corp.	110,349	0.0
2,506		Goldman Sachs Group, Inc.	519,318	0.2
2,018		Hancock Whitney Corp.	77,279	0.0
1,995		Hanover Insurance Group, Inc.	270,402	0.1
9,210		Hartford Financial Services Group, Inc.	558,218	0.2
29,480		HSBC Holdings PLC	225,882	0.1
17,511		ING Groep NV	182,933	0.1
16,051		Investec PLC - INVP - GBP	82,572	0.0
7,100		Japan Post Holdings Co. Ltd.	65,516	0.0
18,267		JPMorgan Chase & Co.	2,149,843	0.6
465		Kemper Corp.	36,247	0.0
40,194		Legal & General Group PLC	122,684	0.0
9,301		Lincoln National Corp.	561,036	0.2
388,092		Lloyds Banking Group Plc	257,273	0.1
4,611		LPL Financial Holdings, Inc.	377,641	0.1
3,514		Lundbergforetagen AB	132,158	0.0
2,756		Macquarie Group Ltd.	244,298	0.1
17,700		Mebuki Financial Group, Inc.	43,771	0.0
52,131		Medibank Pvt Ltd.	119,720	0.0
8,603		Mediobanca Banca di Credito Finanziario SpA	93,909	0.0
43,318		MGIC Investment Corp.	544,941	0.2
6,700		Mitsubishi UFJ Lease & Finance Co., Ltd.	38,862	0.0
3,500		MS&AD Insurance Group Holdings, Inc.	113,765	0.0
15,666		Morgan Stanley	668,468	0.2
13,688		Natixis SA	56,712	0.0
5,390		Navient Corp.	68,992	0.0
2,349		NN Group NV	83,246	0.0
5,495		Old Republic International Corp.	129,517	0.0
4,800		ORIX Corp.	71,803	0.0
10,333		Popular, Inc.	558,809	0.2
884		Primerica, Inc.	112,471	0.0
10,013		Progressive Corp.	773,504	0.2
3,936		Prudential Financial, Inc.	354,043	0.1
3,467		Raiffeisen International Bank Holding AG	80,406	0.0
801		Reinsurance Group of America, Inc.	128,064	0.0
78		RenaissanceRe Holdings Ltd.	15,089	0.0
66,226		Royal Bank of Scotland Group PLC	168,802	0.1
3,679		S&P Global, Inc.	901,281	0.3
296		Selective Insurance Group	22,256	0.0
722		Signature Bank	86,077	0.0
5,434		SLM Corp.	47,955	0.0
5,752		Societe Generale	157,560	0.1
1,092		Sterling Bancorp	21,906	0.0
1,236		Stifel Financial Corp.	70,922	0.0
7,200		Sumitomo Mitsui Financial Group, Inc.	247,407	0.1
2,500		Sumitomo Mitsui Trust Holdings, Inc.	90,530	0.0
13,882		Synchrony Financial	473,237	0.1
2,689		Synovus Financial Corp.	96,159	0.0
1,600		Tokyo Century Corp.	74,409	0.0
8,471		UniCredit SpA	99,848	0.0
2,300		United Overseas Bank Ltd.	42,746	0.0
17,128		Unum Group	509,044	0.1
1,704		Webster Financial Corp.	79,867	0.0
4,301		Wells Fargo & Co.	216,943	0.1
1,365		Wintrust Financial Corp.	88,220	0.0
259		WR Berkley Corp.	18,708	0.0
6,885		Zions Bancorp NA	306,520	0.1
			25,061,739	6.9

		Health Care: 6.3%
8,958		AbbVie, Inc.	678,300	0.2
4,920		Agilent Technologies, Inc.	377,020	0.1
7,900		Alfresa Holdings Corp.	177,010	0.1
1,190	(1)	Align Technology, Inc.	215,295	0.1
475	(1)	Amedisys, Inc.	62,230	0.0
6,919		AmerisourceBergen Corp.	569,641	0.1
5,521		Amgen, Inc.	1,068,369	0.3
845		Anthem, Inc.	202,884	0.0
15,400		Astellas Pharma, Inc.	220,284	0.1
727		AstraZeneca PLC	64,913	0.0
2,951		Baxter International, Inc.	258,124	0.1
2,445		Bayer AG	172,258	0.0
2,311	(1)	Biogen, Inc.	538,047	0.1

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of September 30, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
134	(1)	Bio-Rad Laboratories, Inc.	$44,587	0.0
105		Bio-Techne Corp.	20,545	0.0
7,037		Bruker Corp.	309,135	0.1
9,938		Cardinal Health, Inc.	468,974	0.1
343	(1)	Catalent, Inc.	16,347	0.0
4,627	(1)	Celgene Corp.	459,461	0.1
5,867	(1)	Centene Corp.	253,806	0.1
2,801	(1)	Charles River Laboratories International, Inc.	370,768	0.1
1,546		Chemed Corp.	645,563	0.2
1,571		Cigna Corp.	238,462	0.1
6,685		Eli Lilly & Co.	747,584	0.2
5,989		Encompass Health Corp.	378,984	0.1
2,836	(1)	Exelixis, Inc.	50,155	0.0
7,950		Gilead Sciences, Inc.	503,871	0.1
13,135		GlaxoSmithKline PLC	281,542	0.1
1,384		H Lundbeck A/S	45,883	0.0
674	(1)	Haemonetics Corp.	85,018	0.0
6,419		HCA Healthcare, Inc.	772,976	0.2
450	(1)	HealthEquity, Inc.	25,715	0.0
5,914		Hill-Rom Holdings, Inc.	622,330	0.2
4,108	(1)	Hologic, Inc.	207,413	0.0
600		Hoya Corp.	49,142	0.0
2,520	(1)	Idexx Laboratories, Inc.	685,264	0.2
953	(1)	Illumina, Inc.	289,922	0.1
13,563		Johnson & Johnson	1,754,781	0.5
296	(1)	Ligand Pharmaceuticals, Inc.	29,464	0.0
293		Lonza Group AG	99,154	0.0
2,256	(1)	Masimo Corp.	335,670	0.1
3,812		McKesson Corp.	520,948	0.1
7,900		Medipal Holdings Corp.	176,346	0.1
15,606		Merck & Co., Inc.	1,313,713	0.4
334	(1)	Mettler Toledo International, Inc.	235,270	0.1
2,557	(1)	Molina Healthcare, Inc.	280,554	0.1
4,367		Novartis AG	378,999	0.1
5,953		Novo Nordisk A/S	307,628	0.1
27,041		Pfizer, Inc.	971,583	0.3
3,887	(1)	PRA Health Sciences, Inc.	385,707	0.1
634	(1)	Prestige Consumer Healthcare, Inc.	21,993	0.0
359	(1)	Repligen Corp.	27,532	0.0
2,017		Roche Holding AG	587,279	0.2
674		Sanofi	62,435	0.0
193	(1)	STERIS Public Ltd. Co.	27,887	0.0
3,200		Sumitomo Dainippon Pharma Co. Ltd.	52,945	0.0
3,200		Suzuken Co., Ltd.	172,255	0.0
913	(1)	Syneos Health, Inc.	48,581	0.0
2,007	(1)	Tenet Healthcare Corp.	44,395	0.0
1,995		Thermo Fisher Scientific, Inc.	581,084	0.2
2,120		UCB S.A.	153,812	0.0
5,035		UnitedHealth Group, Inc.	1,094,206	0.3
3,935	(1)	Veeva Systems, Inc.	600,835	0.2
945	(1)	Waters Corp.	210,952	0.1
190		West Pharmaceutical Services, Inc.	26,946	0.0
2,500		Zimmer Biomet Holdings, Inc.	343,175	0.1
			23,023,951	6.3

		Industrials: 5.2%
4,650		ACS Actividades de Construccion y Servicios SA	185,796	0.1
963	(1)	AECOM	36,170	0.0
600		AGCO Corp.	45,420	0.0
14,268		Allison Transmission Holdings, Inc.	671,309	0.2
7,274		Ametek, Inc.	667,899	0.2
232		Armstrong World Industries, Inc.	22,434	0.0
757	(1)	ASGN, Inc.	47,585	0.0
7,252		Ashtead Group PLC	201,674	0.1
2,609		Atlas Copco AB - A Shares	80,339	0.0
15,078		Auckland International Airport Ltd.	86,457	0.0
16,407		Aurizon Holdings Ltd.	65,404	0.0
692	(1)	Avis Budget Group, Inc.	19,556	0.0
3,778		Boeing Co.	1,437,416	0.4
316		Brink’s Co.	26,212	0.0
365		Carlisle Cos., Inc.	53,122	0.0
1,100		Central Japan Railway Co.	226,831	0.1
2,621		CIMIC Group Ltd.	55,691	0.0
14,500		CK Hutchison Holdings Ltd.	128,008	0.0
51,900		ComfortDelgro Corp., Ltd.	90,174	0.0
959		Crane Co.	77,324	0.0
3,577		CSX Corp.	247,779	0.1
4,618		Cummins, Inc.	751,210	0.2
2,899		Curtiss-Wright Corp.	375,044	0.1
7,218		Delta Air Lines, Inc.	415,757	0.1
1,185		Deluxe Corp.	58,255	0.0
5,643		Deutsche Lufthansa AG	89,584	0.0
4,313		Edenred	206,894	0.1
1,921		Eiffage SA	199,141	0.1
1,210		EMCOR Group, Inc.	104,205	0.1
3,300		Fuji Electric Co. Ltd.	101,751	0.0
434		Graco, Inc.	19,981	0.0
1,894		Herman Miller, Inc.	87,295	0.0
952		HNI Corp.	33,796	0.0
513		Hochtief AG	58,462	0.0
8,711		Honeywell International, Inc.	1,473,901	0.4
634		Hubbell, Inc.	83,308	0.0
1,992		IDEX Corp.	326,449	0.1
8,353		Ingersoll-Rand PLC - Class A	1,029,173	0.3
674		Insperity, Inc.	66,470	0.0
1,075		Intertek Group PLC	72,360	0.0
1,218		ITT, Inc.	74,529	0.0
1,500		Japan Airlines Co. Ltd.	44,549	0.0
3,900		JTEKT Corp.	45,041	0.0
10,600		Kajima Corp.	139,648	0.1
4,200		Kamigumi Co., Ltd.	95,407	0.0
781		KION Group AG	41,072	0.0
946		L3Harris Technologies, Inc.	197,373	0.1
251		Landstar System, Inc.	28,258	0.0

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of September 30, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
899		Legrand S.A.	$64,132	0.0
90		Lennox International, Inc.	21,867	0.0
864		Lockheed Martin Corp.	337,012	0.1
916		Manpowergroup, Inc.	77,164	0.0
19,900		Marubeni Corp.	132,712	0.0
850	(1)	Mastec, Inc.	55,191	0.0
5,082		Meggitt PLC	39,645	0.0
8,300		Mitsubishi Corp.	204,370	0.1
958		MSC Industrial Direct Co.	69,484	0.0
4,029		Norfolk Southern Corp.	723,850	0.2
13,942		nVent Electric PLC	307,282	0.1
69,000		NWS Holdings Ltd.	106,872	0.0
521		Old Dominion Freight Line	88,554	0.0
4,305		Oshkosh Corp.	326,319	0.1
235		Owens Corning, Inc.	14,852	0.0
1,178		Parker Hannifin Corp.	212,759	0.1
7,618		Regal Beloit Corp.	554,971	0.2
4,199		Robert Half International, Inc.	233,716	0.1
311		Ryder System, Inc.	16,101	0.0
11,039		Sandvik AB	171,855	0.1
1,164		Schneider Electric SE	101,783	0.0
1,900		SG Holdings Co. Ltd.	46,562	0.0
471		Siemens AG	50,418	0.0
6,600		Sumitomo Corp.	103,326	0.0
1,600		Sumitomo Heavy Industries	47,677	0.0
94	(1)	Teledyne Technologies, Inc.	30,267	0.0
658		Tetra Tech, Inc.	57,088	0.0
1,839		Timken Co.	80,015	0.0
1,389		Toro Co.	101,814	0.0
1,600		Toyota Tsusho Corp.	51,932	0.0
7,279		Union Pacific Corp.	1,179,052	0.3
6,827	(1)	United Airlines Holdings, Inc.	603,575	0.2
13,206		Volvo AB - B Shares	185,322	0.1
8,492		Waste Management, Inc.	976,580	0.3
1,623	(3)	Werner Enterprises, Inc.	57,292	0.0
9,735	(1)	Wesco International, Inc.	465,041	0.1
2,300		West Japan Railway Co.	194,606	0.1
2,900		Wolters Kluwer NV	211,599	0.1
739		Woodward, Inc.	79,686	0.0
397	(1),(3)	XPO Logistics, Inc.	28,413	0.0
116,600		Yangzijiang Shipbuilding Holdings Ltd.	81,073	0.0
			19,183,342	5.2

		Information Technology: 9.1%
1,085	(1)	ACI Worldwide, Inc.	33,988	0.0
4,112	(1)	Adobe, Inc.	1,135,940	0.3
106	(1),(2)	Adyen NV	69,708	0.0
6,908	(1)	Akamai Technologies, Inc.	631,253	0.2
3,200		Alps Alpine Co. Ltd.	60,088	0.0
1,405		Amadeus IT Group SA	100,671	0.0
19,483		Apple, Inc.	4,363,607	1.2
805	(1)	Arrow Electronics, Inc.	60,037	0.0
164		ASML Holding NV	40,674	0.0
1,578	(1)	Atlassian Corp. PLC	197,944	0.1
2,557		Avnet, Inc.	113,748	0.0
1,104		Belden, Inc.	58,887	0.0
10,204		Booz Allen Hamilton Holding Corp.	724,688	0.2
2,517		Broadcom, Inc.	694,868	0.2
2,676	(1)	CACI International, Inc.	618,852	0.2
11,782	(1)	Cadence Design Systems, Inc.	778,555	0.2
633		CDK Global, Inc.	30,441	0.0
5,757		CDW Corp.	709,493	0.2
466	(1)	Check Point Software Technologies	51,027	0.0
1,244	(1)	Ciena Corp.	48,802	0.0
1,373	(1)	Cirrus Logic, Inc.	73,565	0.0
32,480		Cisco Systems, Inc.	1,604,837	0.4
432		Cognex Corp.	21,224	0.0
808	(1)	CyberArk Software Ltd.	80,655	0.0
7,991	(1)	Dell Technologies, Inc.	414,413	0.1
1,164	(1)	EPAM Systems, Inc.	212,220	0.1
1,789	(1)	Fair Isaac Corp.	542,997	0.2
10,920	(1)	Fortinet, Inc.	838,219	0.2
4,600		Fuji Film Holdings Corp.	202,632	0.1
3,723		Global Payments, Inc.	591,957	0.2
52,085		Hewlett Packard Enterprise Co.	790,129	0.2
5,200		Hitachi Ltd.	194,741	0.1
15,375		Intel Corp.	792,274	0.2
3,370		Intuit, Inc.	896,218	0.3
1,136		j2 Global, Inc.	103,172	0.0
15,248		Jabil, Inc.	545,421	0.2
2,366		KBR, Inc.	58,062	0.0
3,400		Kyocera Corp.	211,992	0.1
2,626		Lam Research Corp.	606,895	0.2
418		Leidos Holdings, Inc.	35,898	0.0
152		Littelfuse, Inc.	26,951	0.0
498		LogMeIn, Inc.	35,338	0.0
776	(1),(3)	Lumentum Holdings, Inc.	41,563	0.0
1,599		Mastercard, Inc. - Class A	434,240	0.1
4,707		Maxim Integrated Products	272,582	0.1
371		MAXIMUS, Inc.	28,663	0.0
6,830	(1)	Micron Technology, Inc.	292,665	0.1
37,288		Microsoft Corp.	5,184,151	1.4
1,154		MKS Instruments, Inc.	106,491	0.0
1,126	(1)	NCR Corp.	35,537	0.0
1,288	(1)	Nice Ltd.	185,638	0.1
5,000		Nippon Electric Glass Co., Ltd.	111,798	0.0
13,682	(1)	ON Semiconductor Corp.	262,831	0.1
4,786		Oracle Corp.	263,374	0.1
8,823	(1)	PayPal Holdings, Inc.	913,975	0.3
2,313		Perspecta, Inc.	60,416	0.0
2,736		Qualcomm, Inc.	208,702	0.1
3,810		Sabre Corp.	85,325	0.0
1,328	(1)	Salesforce.com, Inc.	197,128	0.1
1,702		SAP SE	200,281	0.1
1,162	(1)	Semtech Corp.	56,485	0.0
263	(1)	Silicon Laboratories, Inc.	29,285	0.0
6,240		STMicroelectronics NV-STM1	120,756	0.0
4,300		Sumco Corp.	58,578	0.0

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of September 30, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
315		SYNNEX Corp.	$35,563	0.0
1,710	(1)	Synopsys, Inc.	234,697	0.1
767	(1)	Tech Data Corp.	79,952	0.0
1,741		Teradyne, Inc.	100,821	0.0
10,536		Texas Instruments, Inc.	1,361,673	0.4
300		Tokyo Electron Ltd.	57,637	0.0
1,332	(1)	Trimble, Inc.	51,695	0.0
67	(1)	Tyler Technologies, Inc.	17,587	0.0
120		Universal Display Corp.	20,148	0.0
5,700		Venture Corp. Ltd.	63,204	0.0
4,493	(1)	VeriSign, Inc.	847,515	0.2
4,479		Visa, Inc. - Class A	770,433	0.2
2,476		VMware, Inc.	371,549	0.1
365	(1)	WEX, Inc.	73,756	0.0
439	(1)	Wix.com Ltd.	51,249	0.0
14,071		Xerox Holdings Corp.	420,864	0.1
468	(1)	Zebra Technologies Corp.	96,581	0.0
			33,208,469	9.1

		Materials: 1.6%
4,164		Air Products & Chemicals, Inc.	923,825	0.3
6,393		Anglo American PLC	146,923	0.1
3,049		ArcelorMittal	42,895	0.0
1,115		Arkema SA	103,948	0.0
2,616		Avery Dennison Corp.	297,099	0.1
1,334		BASF SE	93,271	0.0
10,539		BHP Group Ltd.	260,425	0.1
13,129		BlueScope Steel Ltd.	106,639	0.1
540		Carpenter Technology Corp.	27,896	0.0
6,926		Celanese Corp. - Series A	846,980	0.2
1,697		Chemours Co.	25,353	0.0
1,473	(3)	Commercial Metals Co.	25,601	0.0
343		Compass Minerals International, Inc.	19,376	0.0
7,486		Domtar Corp.	268,074	0.1
2,058		Evonik Industries AG	50,804	0.0
7,060		Evraz PLC	40,634	0.0
6,826		Fortescue Metals Group Ltd.	40,630	0.0
646		Greif, Inc. - Class A	24,477	0.0
4,079		LafargeHolcim Ltd.-CHF	200,865	0.1
1,028		Huntsman Corp.	23,911	0.0
356	(1)	Ingevity Corp.	30,203	0.0
612		Koninklijke DSM NV	73,674	0.0
1,006		Louisiana-Pacific Corp.	24,727	0.0
6,078		LyondellBasell Industries NV - Class A	543,799	0.2
765		Minerals Technologies, Inc.	40,614	0.0
6,600		Mitsubishi Chemical Holdings Corp.	47,305	0.0
2,100		Mitsui Chemicals, Inc.	47,311	0.0
2,257		Mondi PLC	43,215	0.0
5,519		Newcrest Mining Ltd.	127,355	0.1
4,555		Nucor Corp.	231,895	0.1
880		Olin Corp.	16,474	0.0
251		Packaging Corp. of America	26,631	0.0
2,345		PolyOne Corp.	76,564	0.0
2,768		Reliance Steel & Aluminum Co.	275,859	0.1
1,467		Rio Tinto Ltd.	91,886	0.0
113		Royal Gold, Inc.	13,923	0.0
244		RPM International, Inc.	16,790	0.0
158		Scotts Miracle-Gro Co.	16,088	0.0
721		Sensient Technologies Corp.	49,497	0.0
1,148		Sonoco Products Co.	66,825	0.0
35,441		South32 Ltd. - AUD	62,507	0.0
3,461		Steel Dynamics, Inc.	103,138	0.0
3,100		Teijin Ltd.	59,836	0.0
4,800		Tosoh Corp.	63,945	0.0
2,178		UPM-Kymmene OYJ	64,314	0.0
946		Worthington Industries, Inc.	34,103	0.0
			5,818,104	1.6

		Real Estate: 2.0%
1,593		Alexander & Baldwin, Inc.	39,044	0.0
2,397		American Tower Corp.	530,049	0.2
4,952		Boston Properties, Inc.	642,076	0.2
1,925		Brixmor Property Group, Inc.	39,058	0.0
800		Brookfield Property REIT, Inc.	16,312	0.0
3,266		Camden Property Trust	362,559	0.1
11,772	(1)	CBRE Group, Inc.	624,034	0.2
10,000		CK Asset Holdings Ltd.	67,751	0.0
782		Columbia Property Trust, Inc.	16,539	0.0
3,747		CoreCivic, Inc.	64,748	0.0
2,624		Cousins Properties, Inc.	98,636	0.0
188		CyrusOne, Inc.	14,871	0.0
1,700		Daiwa House Industry Co., Ltd.	55,258	0.0
2,056		Douglas Emmett, Inc.	88,059	0.0
662		EastGroup Properties, Inc.	82,763	0.0
2,230		Equity Lifestyle Properties, Inc.	297,928	0.1
2,807		First Industrial Realty Trust, Inc.	111,045	0.1
3,280		Geo Group, Inc./The	56,875	0.0
10,703		Goodman Group	102,447	0.0
2,216		Highwoods Properties, Inc.	99,587	0.1
4,500		Hulic Co. Ltd.	46,200	0.0
16,000		Hysan Development Co., Ltd.	64,522	0.0
23		Japan Prime Realty Investment Corp.	109,151	0.0
558		Jones Lang LaSalle, Inc.	77,595	0.0
7,688		Lamar Advertising Co.	629,878	0.2
282		Liberty Property Trust	14,475	0.0
489		Life Storage, Inc.	51,546	0.0
740		Medical Properties Trust, Inc.	14,474	0.0
3,116		Mid-America Apartment Communities, Inc.	405,111	0.1
5,700		Mitsui Fudosan Co., Ltd.	141,857	0.1
389		National Retail Properties, Inc.	21,940	0.0
47		Nippon Prologis REIT, Inc.	128,878	0.1

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of September 30, 2019 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
6	Nippon Building Fund, Inc.	$46,099	0.0
345	Omega Healthcare Investors, Inc.	14,418	0.0
14,222	Outfront Media, Inc.	395,087	0.1
389	PS Business Parks, Inc.	70,779	0.0
31,896	Retail Properties of America, Inc.	392,959	0.1
3,619	Service Properties Trust	93,334	0.0
5,302	Simon Property Group, Inc.	825,256	0.2
255	SL Green Realty Corp.	20,846	0.0
15,254	Stockland	46,856	0.0
4,500	Sumitomo Realty & Development Co., Ltd.	171,792	0.1
12,000	Swire Pacific Ltd. - Class A	111,687	0.0
3,339	(3) Tanger Factory Outlet Centers, Inc.	51,688	0.0
		7,356,067	2.0

	Utilities: 1.9%
39,885	AES Corp.	651,721	0.2
9,325	AGL Energy Ltd.	120,637	0.0
13,123	Ameren Corp.	1,050,496	0.3
9,481	American Electric Power Co., Inc.	888,275	0.3
342	Aqua America, Inc.	15,332	0.0
9,600	Chubu Electric Power Co., Inc.	139,254	0.0
4,600	Chugoku Electric Power Co., Inc.	59,197	0.0
3,634	Edison International	274,076	0.1
41,318	Enel S.p.A.	308,618	0.1
22,845	Exelon Corp.	1,103,642	0.3
1,085	Idacorp, Inc.	122,247	0.0
2,015	MDU Resources Group, Inc.	56,803	0.0
1,620	NextEra Energy, Inc.	377,444	0.1
1,329	NorthWestern Corp.	99,741	0.0
20,829	NRG Energy, Inc.	824,828	0.2
1,001	OGE Energy Corp.	45,425	0.0
402	Pinnacle West Capital Corp.	39,022	0.0
1,769	PNM Resources, Inc.	92,130	0.0
28,500	Power Assets Holdings Ltd.	191,316	0.1
1,782	RWE AG	55,692	0.0
28,977	Snam SpA	146,370	0.1
2,537	UGI Corp.	127,535	0.1
2,411	Veolia Environnement	61,075	0.0
		6,850,876	1.9

	Total Common Stock (Cost $163,020,923)	175,440,585	48.0

EXCHANGE-TRADED FUNDS: 17.3%
294,580	iShares Core MSCI Emerging Markets ETF	14,440,312	4.0
48,882	iShares Core S&P 500 ETF	14,592,255	4.0
1,191	iShares Core S&P Mid-Cap ETF	230,137	0.1
3,731	iShares MSCI EAFE ETF	243,298	0.1
129,364	(3) Schwab U.S. TIPS ETF	7,342,701	2.0
1,712	SPDR S&P 500 ETF Trust	508,070	0.1
62,654	Vanguard Global ex-U.S. Real Estate ETF	3,670,898	1.0
39,286	Vanguard Real Estate ETF	3,663,419	1.0
164,411	(3) Vanguard Value ETF	18,351,556	5.0

	Total Exchange-Traded Funds (Cost $62,396,508)	63,042,646	17.3

MUTUAL FUNDS: 14.9%
	Affiliated Investment Companies: 14.9%
117,752	Voya Emerging Markets Local Currency Debt Fund - Class P	847,815	0.2
1,164,694	Voya Floating Rate Fund - Class P	11,041,303	3.0
1,848,707	Voya High Yield Bond Fund - Class P	14,752,683	4.1
747,706	Voya Short Term Bond Fund - Class R6	7,379,854	2.0
656,710	Voya Small Company Fund - Class R6	9,108,566	2.5
1,077,275	Voya Strategic Income Opportunities Fund - Class P	11,095,931	3.1

	Total Mutual Funds (Cost $54,598,748)	54,226,152	14.9

PREFERRED STOCK: 0.0%
	Consumer Discretionary: 0.0%
1,275	Porsche AG	82,655	0.0

	Total Preferred Stock (Cost $83,998)	82,655	0.0

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 4.7%
		Basic Materials: 0.1%
28,000		ArcelorMittal, 4.250%, 07/16/2029	28,491	0.0
80,000		ArcelorMittal, 5.500%, 03/01/2021	83,327	0.0
25,000		ArcelorMittal, 7.000%, 10/15/2039	30,341	0.0
26,000		Dow Chemical Co/The, 3.500%, 10/01/2024	27,147	0.0
44,000		Dow Chemical Co/The, 4.625%, 10/01/2044	47,311	0.0
25,000	(2)	Dow Chemical Co/The, 4.800%, 11/30/2028	28,271	0.0
16,000		FMC Corp., 3.200%, 10/01/2026	16,172	0.0
5,000		FMC Corp., 3.450%, 10/01/2029	5,072	0.0
32,000		International Flavors & Fragrances, Inc., 3.400%, 09/25/2020	32,371	0.0

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of September 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Basic Materials: (continued)
15,000		Mosaic Co/The, 5.450%, 11/15/2033	$17,013	0.0
105,000	(2)	Newcrest Finance Pty Ltd., 4.450%, 11/15/2021	109,002	0.1
19,000		Newmont Goldcorp Corp., 3.700%, 03/15/2023	19,793	0.0
61,000		Teck Resources Ltd., 6.125%, 10/01/2035	69,607	0.0
			513,918	0.1

		Communications: 0.5%
50,000		Amazon.com, Inc., 4.050%, 08/22/2047	60,272	0.0
44,000		AT&T, Inc., 4.300%, 02/15/2030	48,466	0.0
90,000		AT&T, Inc., 4.550%, 03/09/2049	97,268	0.1
93,000		AT&T, Inc., 5.650%, 02/15/2047	115,552	0.1
40,000		CBS Corp., 5.500%, 05/15/2033	46,730	0.0
50,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.464%, 07/23/2022	52,655	0.0
72,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.908%, 07/23/2025	79,186	0.0
65,000		Comcast Corp., 3.300%, 10/01/2020	65,895	0.0
60,000		Comcast Corp., 3.900%, 03/01/2038	66,526	0.0
78,000		Comcast Corp., 3.950%, 10/15/2025	84,991	0.0
40,000		Comcast Corp., 3.999%, 11/01/2049	44,529	0.0
25,000		Comcast Corp., 4.600%, 10/15/2038	30,007	0.0
50,000		Discovery Communications LLC, 2.950%, 03/20/2023	50,838	0.0
25,000		Discovery Communications LLC, 5.200%, 09/20/2047	27,332	0.0
30,000		Interpublic Group of Cos, Inc./The, 3.500%, 10/01/2020	30,357	0.0
40,000		Interpublic Group of Cos, Inc./The, 3.750%, 10/01/2021	41,017	0.0
120,000	(2)	NBCUniversal Enterprise, Inc., 5.250%, 12/31/2199	123,642	0.1
200,000	(2)	Tencent Holdings Ltd., 2.985%, 01/19/2023	203,228	0.1
25,000		Time Warner Cable LLC, 5.875%, 11/15/2040	28,026	0.0
20,000		Verizon Communications, Inc., 4.125%, 03/16/2027	22,092	0.0
80,000		Verizon Communications, Inc., 4.812%, 03/15/2039	96,101	0.1
50,000		Verizon Communications, Inc., 4.862%, 08/21/2046	61,225	0.0
54,000		Viacom, Inc., 4.375%, 03/15/2043	55,761	0.0
17,000		Walt Disney Co/The, 2.000%, 09/01/2029	16,577	0.0
47,000	(2)	Walt Disney Co/The, 3.000%, 09/15/2022	48,504	0.0
50,000	(2)	Walt Disney Co/The, 4.750%, 11/15/2046	65,962	0.0
			1,662,739	0.5

		Consumer, Cyclical: 0.3%
22,823		American Airlines 2015-2 Class B Pass Through Trust, 4.400%, 03/22/2025	23,633	0.0
28,304		American Airlines 2016-1 Class B Pass Through Trust, 5.250%, 07/15/2025	30,151	0.0
43,813		American Airlines 2017-1 Class AA Pass Through Trust, 3.650%, 08/15/2030	46,700	0.0
20,000		American Airlines 2019-1 Class B Pass Through Trust, 3.850%, 08/15/2029	20,222	0.0
90,000	(2)	BMW US Capital LLC, 3.450%, 04/12/2023	93,661	0.1
17,617		Continental Airlines 2012-1 Class A Pass Through Trust, 4.150%, 10/11/2025	18,584	0.0
30,168		Delta Air Lines 2002-1 Class G-1 Pass Through Trust, 6.718%, 07/02/2024	32,044	0.0
62,000		Delta Air Lines, Inc., 4.375%, 04/19/2028	66,260	0.0
80,000		DR Horton, Inc., 4.750%, 02/15/2023	85,215	0.0
30,000		Ford Motor Co., 5.291%, 12/08/2046	27,824	0.0
25,000		General Motors Co., 5.400%, 04/01/2048	25,112	0.0
25,000		General Motors Financial Co., Inc., 3.950%, 04/13/2024	25,743	0.0
25,000		General Motors Financial Co., Inc., 4.350%, 01/17/2027	25,737	0.0
50,000		Lowe's Cos, Inc., 3.700%, 04/15/2046	50,376	0.0
30,000		McDonald's Corp., 4.450%, 09/01/2048	34,756	0.0

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of September 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
20,000		O'Reilly Automotive, Inc., 3.600%, 09/01/2027	$21,306	0.0
33,000		Southwest Airlines Co., 3.450%, 11/16/2027	34,482	0.0
30,288		United Airlines 2013-1 Class B Pass Through Trust, 5.375%, 02/15/2023	31,713	0.0
58,140		United Airlines 2016-1 Class AA Pass Through Trust, 3.100%, 01/07/2030	59,727	0.0
17,431		United Airlines 2016-1 Class B Pass Through Trust, 3.650%, 07/07/2027	17,731	0.0
69,053		United Airlines 2016-2 Class AA Pass Through Trust, 2.875%, 04/07/2030	69,851	0.0
26,146		United Airlines 2016-2 Class B Pass Through Trust, 3.650%, 04/07/2027	26,292	0.0
16,760		US Airways 2012-2 Class B Pass Through Trust, 6.750%, 12/03/2022	17,663	0.0
111,822		US Airways 2013-1 Class B Pass Through Trust, 5.375%, 05/15/2023	116,749	0.1
90,000		Walmart, Inc., 2.350%, 12/15/2022	91,357	0.1
60,000		Walmart, Inc., 4.050%, 06/29/2048	72,179	0.0
			1,165,068	0.3

		Consumer, Non-cyclical: 0.7%
30,000		Abbott Laboratories, 4.750%, 11/30/2036	36,921	0.0
50,000		AbbVie, Inc., 2.900%, 11/06/2022	50,994	0.0
26,000		AbbVie, Inc., 4.450%, 05/14/2046	26,994	0.0
29,000		AbbVie, Inc., 4.500%, 05/14/2035	31,312	0.0
42,000		Aetna, Inc., 2.800%, 06/15/2023	42,562	0.0
30,000		Aetna, Inc., 4.500%, 05/15/2042	31,837	0.0
30,000		Allergan Finance LLC, 4.625%, 10/01/2042	31,204	0.0
45,000		Altria Group, Inc., 4.800%, 02/14/2029	49,389	0.0
20,000		Altria Group, Inc., 5.800%, 02/14/2039	23,232	0.0
21,000		Altria Group, Inc., 5.950%, 02/14/2049	24,740	0.0
25,000		AmerisourceBergen Corp., 3.450%, 12/15/2027	25,862	0.0
22,000		Amgen, Inc., 4.563%, 06/15/2048	25,228	0.0
68,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.700%, 02/01/2036	78,767	0.1
75,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	89,359	0.1
25,000		Anthem, Inc., 3.500%, 08/15/2024	26,222	0.0
24,000		Anthem, Inc., 4.101%, 03/01/2028	25,949	0.0
25,000		Anthem, Inc., 5.100%, 01/15/2044	29,186	0.0
50,000		BAT Capital Corp., 3.222%, 08/15/2024	50,638	0.0
15,000		BAT Capital Corp., 3.462%, 09/06/2029	14,709	0.0
50,000		Becton Dickinson and Co., 2.894%, 06/06/2022	50,780	0.0
23,000	(2)	Bristol-Myers Squibb Co., 3.400%, 07/26/2029	24,613	0.0
30,000	(2)	Bristol-Myers Squibb Co., 4.125%, 06/15/2039	34,080	0.0
60,000		Bunge Ltd. Finance Corp., 4.350%, 03/15/2024	63,247	0.0
48,000	(2)	Cargill, Inc., 3.875%, 05/23/2049	55,264	0.0
50,000		Celgene Corp., 3.875%, 08/15/2025	54,016	0.0
40,000		Celgene Corp., 4.550%, 02/20/2048	47,792	0.0
100,000		Cigna Corp., 3.200%, 09/17/2020	100,992	0.1
40,000		Cigna Corp., 4.800%, 08/15/2038	45,086	0.0
25,000		CVS Health Corp., 3.700%, 03/09/2023	26,037	0.0
6,000		CVS Health Corp., 4.100%, 03/25/2025	6,411	0.0
10,000		CVS Health Corp., 4.300%, 03/25/2028	10,825	0.0
105,000		CVS Health Corp., 5.050%, 03/25/2048	119,598	0.1
22,000		Eli Lilly & Co., 3.950%, 03/15/2049	25,519	0.0
60,000		General Mills, Inc., 3.700%, 10/17/2023	63,201	0.0
25,000		General Mills, Inc., 4.000%, 04/17/2025	26,958	0.0
30,000		GlaxoSmithKline Capital PLC, 2.875%, 06/01/2022	30,661	0.0
25,000		Global Payments, Inc., 2.650%, 02/15/2025	25,137	0.0
30,000		Global Payments, Inc., 3.200%, 08/15/2029	30,449	0.0
45,000		HCA, Inc., 4.500%, 02/15/2027	48,328	0.0
15,000		HCA, Inc., 5.125%, 06/15/2039	16,456	0.0

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of September 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
22,000		HCA, Inc., 5.250%, 04/15/2025	$24,502	0.0
5,000		HCA, Inc., 5.250%, 06/15/2049	5,511	0.0
14,000		HCA, Inc., 5.500%, 06/15/2047	15,851	0.0
14,000		IHS Markit Ltd., 4.250%, 05/01/2029	15,091	0.0
30,000		Johnson & Johnson, 4.375%, 12/05/2033	35,860	0.0
70,000		Keurig Dr Pepper, Inc., 4.057%, 05/25/2023	74,115	0.1
5,000		Keurig Dr Pepper, Inc., 4.417%, 05/25/2025	5,465	0.0
62,000	(2)	Kraft Heinz Foods Co., 4.875%, 02/15/2025	63,831	0.1
23,000		Kroger Co/The, 5.150%, 08/01/2043	25,438	0.0
46,000	(2)	Mars, Inc., 3.200%, 04/01/2030	48,719	0.0
30,000	(2)	Mars, Inc., 3.875%, 04/01/2039	33,584	0.0
18,000		Medtronic, Inc., 4.375%, 03/15/2035	21,704	0.0
25,000		Merck & Co., Inc., 4.000%, 03/07/2049	29,784	0.0
40,000		Mylan NV, 3.750%, 12/15/2020	40,599	0.0
35,000		PayPal Holdings, Inc., 2.850%, 10/01/2029	35,187	0.0
25,000		PepsiCo, Inc., 2.625%, 07/29/2029	25,683	0.0
10,000		PepsiCo, Inc., 3.375%, 07/29/2049	10,705	0.0
60,000		Pfizer, Inc., 3.200%, 09/15/2023	62,898	0.0
50,000		RELX Capital, Inc., 4.000%, 03/18/2029	54,633	0.0
12,000		Reynolds American, Inc., 5.850%, 08/15/2045	13,306	0.0
6,000		Reynolds American, Inc., 6.150%, 09/15/2043	6,810	0.0
210,000		Unilever Capital Corp., 3.250%, 03/07/2024	221,371	0.1
7,000		UnitedHealth Group, Inc., 2.875%, 08/15/2029	7,150	0.0
19,000		UnitedHealth Group, Inc., 3.500%, 08/15/2039	19,832	0.0
13,000		UnitedHealth Group, Inc., 3.875%, 08/15/2059	13,781	0.0
25,000		UnitedHealth Group, Inc., 4.200%, 01/15/2047	28,439	0.0
			2,560,404	0.7

		Energy: 0.7%
50,000		Apache Corp., 5.250%, 02/01/2042	51,162	0.0
75,000		BP Capital Markets America, Inc., 3.224%, 04/14/2024	78,163	0.0
50,000		BP Capital Markets PLC, 4.742%, 03/11/2021	51,834	0.0
26,000		Canadian Natural Resources Ltd., 4.950%, 06/01/2047	30,780	0.0
25,000		Cenovus Energy, Inc., 3.800%, 09/15/2023	25,802	0.0
25,000		Cenovus Energy, Inc., 5.400%, 06/15/2047	28,207	0.0
39,000		Cimarex Energy Co., 3.900%, 05/15/2027	39,749	0.0
23,000		Cimarex Energy Co., 4.375%, 06/01/2024	24,185	0.0
26,000		Cimarex Energy Co., 4.375%, 03/15/2029	27,392	0.0
200,000		Empresa Nacional del Petroleo, 3.750%, 08/05/2026	206,751	0.1
26,000		Enable Midstream Partners L.P., 4.150%, 09/15/2029	25,074	0.0
60,000		Energy Transfer Operating L.P., 5.300%, 04/15/2047	64,650	0.0
25,000		Enterprise Products Operating LLC, 3.750%, 02/15/2025	26,615	0.0
8,000		Enterprise Products Operating LLC, 4.200%, 01/31/2050	8,592	0.0
100,000	(4)	Enterprise Products Operating LLC, 4.875%, 08/16/2077	96,777	0.1
3,000	(4)	Enterprise Products Operating LLC, 5.375%, 02/15/2078	2,900	0.0
75,000		EOG Resources, Inc., 2.625%, 03/15/2023	76,498	0.0
69,000		Exxon Mobil Corp., 2.726%, 03/01/2023	70,941	0.0
16,000		Exxon Mobil Corp., 2.995%, 08/16/2039	16,093	0.0
17,000		Exxon Mobil Corp., 3.095%, 08/16/2049	17,159	0.0
75,000		Halliburton Co., 3.500%, 08/01/2023	77,947	0.0
35,000		Husky Energy, Inc., 4.400%, 04/15/2029	36,891	0.0
200,000	(2)	KazMunayGas National Co. JSC, 4.750%, 04/24/2025	218,559	0.1
40,000		Kinder Morgan Energy Partners L.P., 5.400%, 09/01/2044	45,922	0.0
25,000		Marathon Petroleum Corp., 5.000%, 09/15/2054	26,781	0.0
20,000	(2)	MPLX L.P., 5.250%, 01/15/2025	21,117	0.0

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of September 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
34,000		Occidental Petroleum Corp., 2.900%, 08/15/2024	$34,296	0.0
80,000		ONEOK Partners L.P., 3.375%, 10/01/2022	81,979	0.1
15,000		ONEOK, Inc., 3.400%, 09/01/2029	14,876	0.0
200,000	(2)	Petroleos del Peru SA, 4.750%, 06/19/2032	219,750	0.1
200,000		Petroleos Mexicanos, 6.500%, 03/13/2027	208,700	0.1
22,000		Plains All American Pipeline L.P. / PAA Finance Corp., 3.550%, 12/15/2029	21,674	0.0
50,000		Plains All American Pipeline L.P. / PAA Finance Corp., 4.650%, 10/15/2025	53,534	0.0
22,000	(2)	Schlumberger Norge AS, 4.200%, 01/15/2021	22,473	0.0
24,000	(2)	Schlumberger Oilfield UK PLC, 4.200%, 01/15/2021	24,489	0.0
125,000		Shell International Finance BV, 3.250%, 05/11/2025	132,540	0.1
9,000		Sunoco Logistics Partners Operations L.P., 4.250%, 04/01/2024	9,485	0.0
70,000		Total Capital Canada Ltd., 2.750%, 07/15/2023	71,990	0.0
28,000		Total Capital International SA, 3.461%, 07/12/2049	29,718	0.0
16,000	(4)	Transcanada Trust, 5.500%, 09/15/2079	16,536	0.0
45,000		Western Midstream Operating L.P., 4.000%, 07/01/2022	45,560	0.0
25,000		Williams Cos, Inc./The, 5.400%, 03/04/2044	28,070	0.0
23,000		Williams Partners L.P., 3.600%, 03/15/2022	23,633	0.0
27,000		Williams Partners L.P., 3.750%, 06/15/2027	27,954	0.0
			2,463,798	0.7

		Financial: 1.3%
200,000	(2)	ABN AMRO Bank NV, 4.750%, 07/28/2025	215,746	0.1
15,000		American International Group, Inc., 4.500%, 07/16/2044	16,724	0.0
18,000	(4)	American International Group, Inc., 5.750%, 04/01/2048	19,278	0.0
25,000		American International Group, Inc., 4.750%, 04/01/2048	29,259	0.0
15,000		American Tower Corp., 2.750%, 01/15/2027	14,976	0.0
25,000		American Tower Corp., 3.700%, 10/15/2049	24,928	0.0
65,000	(2)	Apollo Management Holdings L.P., 4.000%, 05/30/2024	68,624	0.0
31,000		Assurant, Inc., 3.700%, 02/22/2030	31,110	0.0
35,000	(4)	Bank of America Corp., 3.194%, 07/23/2030	36,163	0.0
60,000	(4)	Bank of America Corp., 3.593%, 07/21/2028	63,482	0.0
20,000		Bank of America Corp., 3.950%, 04/21/2025	21,235	0.0
40,000	(4)	Bank of America Corp., 3.974%, 02/07/2030	43,825	0.0
40,000	(4)	Bank of America Corp., 4.078%, 04/23/2040	44,710	0.0
79,000		Bank of America Corp., 4.125%, 01/22/2024	85,159	0.0
103,000		Bank of America Corp., 4.183%, 11/25/2027	110,909	0.1
130,000	(4)	Bank of America Corp., 4.271%, 07/23/2029	144,997	0.1
31,000	(4)	Bank of America Corp., 5.125%, 12/31/2199	32,162	0.0
50,000	(4)	Bank of Montreal, 3.803%, 12/15/2032	51,901	0.0
40,000		Bank of Nova Scotia/The, 2.700%, 08/03/2026	40,615	0.0
80,000	(2)	Barclays Bank PLC, 10.179%, 06/12/2021	89,491	0.0
55,000	(4)	BB&T Corp., 4.800%, 12/31/2199	55,068	0.0
45,000		Berkshire Hathaway Finance Corp., 4.250%, 01/15/2049	53,423	0.0
200,000	(2)	BNP Paribas SA, 3.500%, 03/01/2023	206,577	0.1
206,000	(2)	BPCE SA, 5.700%, 10/22/2023	227,273	0.1
20,000		Charles Schwab Corp./The, 3.250%, 05/22/2029	21,094	0.0
75,000		Charles Schwab Corp./The, 3.550%, 02/01/2024	79,353	0.0
45,000		Citigroup, Inc., 5.500%, 09/13/2025	51,019	0.0
260,000		Cooperatieve Rabobank UA, 4.375%, 08/04/2025	280,883	0.1
250,000	(2)	Credit Agricole SA/London, 2.375%, 07/01/2021	250,864	0.1
77,000		Credit Suisse Group Funding Guernsey Ltd., 3.800%, 09/15/2022	80,029	0.0
200,000	(2)	Danske Bank A/S, 2.800%, 03/10/2021	201,119	0.1
42,000		Enstar Group Ltd., 4.950%, 06/01/2029	44,442	0.0
35,000		Essex Portfolio L.P., 3.000%, 01/15/2030	35,389	0.0
50,000		Essex Portfolio L.P., 3.250%, 05/01/2023	51,444	0.0

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of September 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
18,000		Fairfax Financial Holdings Ltd., 4.850%, 04/17/2028	$19,493	0.0
22,000	(2),(3)	Fairfax US, Inc., 4.875%, 08/13/2024	23,531	0.0
35,000		Goldman Sachs Group, Inc., 4.250%, 10/21/2025	37,550	0.0
46,000		Goldman Sachs Group, Inc., 5.150%, 05/22/2045	54,791	0.0
17,000		Goldman Sachs Group, Inc., 6.750%, 10/01/2037	22,960	0.0
100,000	(2),(4)	Harborwalk Funding Trust, 5.077%, 02/15/2069	120,782	0.1
81,000		JPMorgan Chase & Co., 2.550%, 10/29/2020	81,430	0.0
75,000	(4)	JPMorgan Chase & Co., 3.207%, 04/01/2023	76,820	0.0
87,000	(4)	JPMorgan Chase & Co., 3.514%, 06/18/2022	89,060	0.0
41,000	(4)	JPMorgan Chase & Co., 3.702%, 05/06/2030	44,016	0.0
70,000	(4)	JPMorgan Chase & Co., 3.797%, 07/23/2024	73,918	0.0
50,000	(4)	JPMorgan Chase & Co., 4.032%, 07/24/2048	56,257	0.0
47,000	(4)	JPMorgan Chase & Co., 4.452%, 12/05/2029	53,205	0.0
38,000	(4)	JPMorgan Chase & Co., 5.000%, 12/31/2199	39,093	0.0
33,000		Kimco Realty Corp., 3.700%, 10/01/2049	32,438	0.0
11,000	(2)	Liberty Mutual Group, Inc., 4.500%, 06/15/2049	12,273	0.0
200,000		Mizuho Financial Group Cayman 2 Ltd., 4.200%, 07/18/2022	207,418	0.1
100,000		Morgan Stanley, 4.000%, 07/23/2025	107,934	0.1
40,000	(4)	Morgan Stanley, 4.457%, 04/22/2039	46,663	0.0
70,000		Morgan Stanley, 5.500%, 07/28/2021	74,274	0.0
70,000	(2)	New York Life Global Funding, 2.875%, 04/10/2024	72,177	0.0
150,000		ORIX Corp., 3.250%, 12/04/2024	155,918	0.1
30,000		Piedmont Operating Partnership L.P., 4.450%, 03/15/2024	31,633	0.0
70,000		Royal Bank of Canada, 2.949%, (US0003M + 0.660%), 10/05/2023	70,256	0.0
8,000		Sumitomo Mitsui Financial Group, Inc., 3.010%, 10/19/2026	8,229	0.0
100,000		Toronto-Dominion Bank/The, 3.250%, 03/11/2024	104,662	0.0
75,000	(4)	Toronto-Dominion Bank, 3.625%, 09/15/2031	77,519	0.0
120,000		Wells Fargo & Co., 3.750%, 01/24/2024	127,166	0.1
48,000		Wells Fargo & Co., 4.750%, 12/07/2046	56,908	0.0
			4,801,645	1.3

		Industrial: 0.2%
45,000		Amphenol Corp., 2.800%, 02/15/2030	43,869	0.0
39,000		Amphenol Corp., 3.200%, 04/01/2024	40,381	0.0
60,000	(4)	BNSF Funding Trust I, 6.613%, 12/15/2055	66,391	0.0
45,000		Burlington Northern Santa Fe LLC, 3.900%, 08/01/2046	50,483	0.0
90,000		Caterpillar Financial Services Corp., 3.150%, 09/07/2021	91,889	0.0
57,000		General Electric Co., 4.500%, 03/11/2044	61,161	0.0
28,000		Illinois Tool Works, Inc., 3.375%, 09/15/2021	28,648	0.0
74,000		John Deere Capital Corp., 3.125%, 09/10/2021	75,705	0.0
55,000		Norfolk Southern Corp., 3.650%, 08/01/2025	58,839	0.0
7,000		Northrop Grumman Corp., 2.930%, 01/15/2025	7,222	0.0
17,000		PerkinElmer, Inc., 3.300%, 09/15/2029	17,019	0.0
56,000		Rockwell Collins, Inc., 3.200%, 03/15/2024	58,206	0.0
13,000		Roper Technologies, Inc., 3.650%, 09/15/2023	13,657	0.0
115,000		Stanley Black & Decker, Inc., 2.900%, 11/01/2022	117,892	0.1
41,000		United Parcel Service, Inc., 2.800%, 11/15/2024	42,413	0.0
100,000		United Technologies Corp., 3.650%, 08/16/2023	105,844	0.1
5,000		United Technologies Corp., 5.400%, 05/01/2035	6,398	0.0
8,000		United Technologies Corp., 6.125%, 07/15/2038	11,023	0.0
24,000		WRKCo, Inc., 4.200%, 06/01/2032	26,377	0.0
			923,417	0.2

		Technology: 0.2%
40,000		Analog Devices, Inc., 3.500%, 12/05/2026	41,925	0.0
90,000		Apple, Inc., 3.750%, 09/12/2047	100,397	0.0

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of September 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Technology: (continued)
25,000	(2)	Dell International LLC / EMC Corp., 6.020%, 06/15/2026	$28,214	0.0
36,000		Fiserv, Inc., 3.200%, 07/01/2026	37,351	0.0
45,000		HP, Inc., 4.050%, 09/15/2022	47,477	0.0
50,000		HP, Inc., 4.300%, 06/01/2021	51,678	0.0
100,000		IBM Credit LLC, 3.000%, 02/06/2023	102,956	0.1
100,000		International Business Machines Corp., 3.300%, 05/15/2026	105,616	0.1
46,000		KLA Corp., 4.125%, 11/01/2021	47,555	0.0
80,000		Microsoft Corp., 3.700%, 08/08/2046	91,825	0.0
41,000		Microsoft Corp., 4.450%, 11/03/2045	51,850	0.0
6,000		Oracle Corp., 3.850%, 07/15/2036	6,633	0.0
25,000		Texas Instruments, Inc., 3.875%, 03/15/2039	28,990	0.0
			742,467	0.2

		Utilities: 0.7%
20,000		Alabama Power Co., 3.450%, 10/01/2049	20,640	0.0
36,000		Ameren Corp., 2.700%, 11/15/2020	36,196	0.0
50,000	(2)	American Transmission Systems, Inc., 5.000%, 09/01/2044	63,995	0.0
50,000	(2)	American Transmission Systems, Inc., 5.250%, 01/15/2022	53,291	0.0
47,000		Avangrid, Inc., 3.800%, 06/01/2029	50,548	0.0
20,000		Baltimore Gas & Electric Co., 3.200%, 09/15/2049	19,781	0.0
35,000		Baltimore Gas & Electric Co., 3.350%, 07/01/2023	36,552	0.0
15,000		Black Hills Corp., 3.050%, 10/15/2029	14,968	0.0
40,000		Black Hills Corp., 4.250%, 11/30/2023	42,585	0.0
25,000		CenterPoint Energy Houston Electric LLC, 3.550%, 08/01/2042	26,842	0.0
39,000	(2)	Cleveland Electric Illuminating Co/The, 3.500%, 04/01/2028	40,736	0.0
25,000		Commonwealth Edison Co., 3.750%, 08/15/2047	27,472	0.0
34,000		Consolidated Edison Co. of New York, Inc., 4.000%, 11/15/2057	36,941	0.0
13,000		Consolidated Edison Co. of New York, Inc., 5.300%, 03/01/2035	16,062	0.0
22,000		Consumers Energy Co., 3.100%, 08/15/2050	22,093	0.0
107,000	(2)	DPL, Inc., 4.350%, 04/15/2029	105,837	0.1
35,000		Duke Energy Carolinas LLC, 3.200%, 08/15/2049	35,259	0.0
25,000		Duke Energy Carolinas LLC, 3.700%, 12/01/2047	27,203	0.0
15,000	(4)	Duke Energy Corp., 4.875%, 12/31/2199	15,369	0.0
25,000		Duke Energy Florida LLC, 4.200%, 07/15/2048	29,217	0.0
25,000		Duke Energy Indiana LLC, 3.250%, 10/01/2049	24,996	0.0
50,000		Duke Energy Progress LLC, 3.450%, 03/15/2029	53,943	0.0
100,000		Entergy Louisiana LLC, 4.050%, 09/01/2023	107,010	0.1
25,000		Entergy Louisiana LLC, 4.200%, 04/01/2050	29,452	0.0
33,000		Entergy Texas, Inc., 4.000%, 03/30/2029	36,530	0.0
57,000		Eversource Energy, 2.900%, 10/01/2024	58,441	0.0
50,000		Exelon Corp., 3.497%, 06/01/2022	51,325	0.0
80,000		FirstEnergy Corp., 2.850%, 07/15/2022	81,245	0.1
25,000		Georgia Power Co., 2.200%, 09/15/2024	24,739	0.0
33,000		Georgia Power Co., 5.750%, 04/15/2023	36,211	0.0
80,000		Interstate Power & Light Co., 3.250%, 12/01/2024	83,506	0.1
25,000		IPALCO Enterprises, Inc., 3.450%, 07/15/2020	25,153	0.0
50,000	(2)	Jersey Central Power & Light Co., 4.300%, 01/15/2026	54,785	0.0
50,000		LG&E & KU Energy LLC, 3.750%, 11/15/2020	50,656	0.0
12,000	(2)	Metropolitan Edison Co., 4.000%, 04/15/2025	12,760	0.0
35,000		Mississippi Power Co., 4.250%, 03/15/2042	37,990	0.0
43,000	(4)	National Rural Utilities Cooperative Finance Corp., 4.750%, 04/30/2043	43,879	0.0
76,000		NextEra Energy Capital Holdings, Inc., 3.150%, 04/01/2024	78,563	0.0
25,000		NiSource, Inc., 5.950%, 06/15/2041	32,199	0.0

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of September 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Utilities: (continued)
12,000		Northern States Power Co/MN, 2.900%, 03/01/2050	$11,645	0.0
200,000		Perusahaan Listrik Negara PT, 4.125%, 05/15/2027	211,614	0.1
108,000		Public Service Electric & Gas Co., 3.250%, 09/01/2023	112,983	0.1
25,000		San Diego Gas & Electric Co., 3.000%, 08/15/2021	25,315	0.0
50,000		Sempra Energy, 3.800%, 02/01/2038	51,629	0.0
68,000		Sierra Pacific Power Co., 2.600%, 05/01/2026	69,152	0.0
5,000		Southern California Edison Co., 2.400%, 02/01/2022	5,017	0.0
15,000		Southern California Edison Co., 3.875%, 06/01/2021	15,344	0.0
40,000		Southern Co. Gas Capital Corp., 5.875%, 03/15/2041	51,657	0.0
60,000		Tampa Electric Co., 5.400%, 05/15/2021	63,114	0.0
80,000		Union Electric Co., 3.500%, 03/15/2029	87,035	0.1
12,000		Virginia Electric & Power Co., 2.875%, 07/15/2029	12,363	0.0
28,000		Virginia Electric & Power Co., 3.450%, 09/01/2022	28,947	0.0
25,000		Washington Gas Light Co., 3.650%, 09/15/2049	25,710	0.0
33,000		Westar Energy, Inc., 3.250%, 09/01/2049	33,251	0.0
			2,449,746	0.7

	Total Corporate Bonds/Notes (Cost $16,392,463)		17,283,202	4.7

COLLATERALIZED MORTGAGE OBLIGATIONS: 4.3%
90,601		Alternative Loan Trust 2004-J7 MI, 3.038%, (US0001M + 1.020%), 10/25/2034	88,702	0.0
78,828		Alternative Loan Trust 2005-10CB 1A1, 2.518%, (US0001M + 0.500%), 05/25/2035	67,712	0.0
64,019		Alternative Loan Trust 2005-51 3A2A, 3.736%, (12MTA + 1.290%), 11/20/2035	62,579	0.0
67,479		Alternative Loan Trust 2005-65CB 2A4, 5.500%, 12/25/2035	63,303	0.0
127,700		Alternative Loan Trust 2005-J2 1A12, 2.418%, (US0001M + 0.400%), 04/25/2035	109,095	0.0
20,682		Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	15,723	0.0
119,399		Alternative Loan Trust 2006-19CB A12, 2.418%, (US0001M + 0.400%), 08/25/2036	78,215	0.0
94,628		Alternative Loan Trust 2006-HY11 A1, 2.138%, (US0001M + 0.120%), 06/25/2036	90,625	0.0
33,204		Alternative Loan Trust 2007-23CB A3, 2.518%, (US0001M + 0.500%), 09/25/2037	18,845	0.0
160,439		Alternative Loan Trust 2007-2CB 2A1, 2.618%, (US0001M + 0.600%), 03/25/2037	101,342	0.0
46,593	(4)	Bear Stearns ALT-A Trust 2005-7 21A1, 4.466%, 09/25/2035	44,367	0.0
85,344		Bear Stearns Mortgage Funding Trust 2006-AR5 2A1, 2.208%, (US0001M + 0.190%), 01/25/2037	84,583	0.0
90,944	(4)	Citigroup Mortgage Loan Trust 2006-AR2 1A1, 4.725%, 03/25/2036	85,723	0.0
60,160	(4)	Citigroup Mortgage Loan Trust 2007-10 22AA, 4.218%, 09/25/2037	58,858	0.0
100,000	(2),(4)	COLT 2018-1 M1 Mortgage Loan Trust, 3.661%, 02/25/2048	100,267	0.0
200,000	(2),(4)	Deephaven Residential Mortgage Trust 2018-1A M1, 3.939%, 12/25/2057	201,991	0.1
200,000	(2),(4)	Deephaven Residential Mortgage Trust 2019-1A M1, 4.402%, 08/25/2058	203,804	0.1
42,961		DSLA Mortgage Loan Trust 2005-AR4 2A1B, 2.337%, (US0001M + 0.280%), 08/19/2045	37,639	0.0
761,729		Fannie Mae 2011-113 CL, 4.000%, 11/25/2041	817,337	0.2
385,306		Fannie Mae 2011-99 CZ, 4.500%, 10/25/2041	448,682	0.1
174,877		Fannie Mae Connecticut Avenue Securities 2015-C02 1M2, 6.018%, (US0001M + 4.000%), 05/25/2025	184,847	0.1

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of September 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
276,887		Fannie Mae Connecticut Avenue Securities 2016-C05 2M2, 6.468%, (US0001M + 4.450%), 01/25/2029	$291,868	0.1
200,000		Fannie Mae Connecticut Avenue Securities 2017-C03 1M2, 5.018%, (US0001M + 3.000%), 10/25/2029	208,116	0.1
200,000		Fannie Mae Connecticut Avenue Securities 2017-C04 2M2, 4.868%, (US0001M + 2.850%), 11/25/2029	206,290	0.1
150,000		Fannie Mae Connecticut Avenue Securities 2017-C07 1M2, 4.418%, (US0001M + 2.400%), 05/28/2030	151,950	0.1
100,000		Fannie Mae Connecticut Avenue Securities 2017-CO6 2M2, 4.818%, (US0001M + 2.800%), 02/25/2030	102,068	0.0
250,000		Fannie Mae Connecticut Avenue Securities 2018-C02 2M2, 4.218%, (US0001M + 2.200%), 08/25/2030	252,029	0.1
300,000		Fannie Mae Connecticut Avenue Securities 2018-C06 1M2, 4.018%, (US0001M + 2.000%), 03/25/2031	301,366	0.1
200,000	(2)	Fannie Mae Connecticut Avenue Securities 2019-R02 1M2, 4.318%, (US0001M + 2.300%), 08/25/2031	201,278	0.1
103,870		Fannie Mae REMIC Trust 2001-15 Z, 6.000%, 04/25/2031	114,692	0.0
313,508		Fannie Mae REMIC Trust 2009-19 PW, 4.500%, 10/25/2036	342,310	0.1
282,926	(4)	Fannie Mae REMIC Trust 2009-50 HZ, 5.552%, 02/25/2049	311,515	0.1
187,393		Fannie Mae REMIC Trust 2011-30 ZA, 5.000%, 04/25/2041	214,219	0.1
267,228		Fannie Mae REMIC Trust 2011-9 AZ, 5.000%, 05/25/2040	303,355	0.1
141,798		Fannie Mae REMICS 2011-10 ZC, 5.000%, 02/25/2041	159,052	0.1
475,579		Fannie Mae REMICS 2013-16 GD, 3.000%, 03/25/2033	479,624	0.1
194,161		Fannie Mae REMICS 2018-8 AB, 3.500%, 10/25/2047	201,198	0.1
515,843		Fannie Mae REMICS 2009-96 DB, 4.000%, 11/25/2029	536,783	0.2
96,614	(2),(4)	Flagstar Mortgage Trust 2018-1 B2, 4.038%, 03/25/2048	103,550	0.0
96,614	(2),(4)	Flagstar Mortgage Trust 2018-1 B3, 4.038%, 03/25/2048	100,151	0.0
703,517		Freddie Mac 326 350, 3.500%, 03/15/2044	743,469	0.2
230,371		Freddie Mac 4634 ZM, 5.000%, 11/15/2056	316,549	0.1
105,806		Freddie Mac REMIC Trust 2114 ZM, 6.000%, 01/15/2029	116,825	0.0
135,536		Freddie Mac REMIC Trust 2472 ZC, 6.000%, 07/15/2032	152,969	0.1
79,529		Freddie Mac REMIC Trust 2541 NE, 5.500%, 12/15/2032	89,370	0.0
22,821		Freddie Mac REMIC Trust 2861 Z, 5.500%, 09/15/2034	26,135	0.0
61,486		Freddie Mac REMIC Trust 2931 ZY, 5.000%, 02/15/2035	68,142	0.0
184,449		Freddie Mac REMIC Trust 3117 ZA, 5.500%, 02/15/2036	204,432	0.1
75,942		Freddie Mac REMIC Trust 3351 ZC, 5.500%, 07/15/2037	86,061	0.0
67,643	(4),(5)	Freddie Mac REMIC Trust 3524 LA, 5.276%, 03/15/2033	75,089	0.0
72,802		Freddie Mac REMIC Trust 3724 CM, 5.500%, 06/15/2037	82,697	0.0
53,096		Freddie Mac REMIC Trust 3819 ZY, 6.000%, 10/15/2037	58,415	0.0
16,527		Freddie Mac REMIC Trust 4000 PA, 4.500%, 01/15/2042	18,140	0.0
323,814		Freddie Mac REMIC Trust 4203 BN, 3.000%, 04/15/2033	334,765	0.1
501,564		Freddie Mac REMIC Trust 4335 ZX, 4.250%, 05/15/2044	588,494	0.2
501,564		Freddie Mac REMIC Trust 435 XZ, 4.250%, 05/15/2044	588,827	0.2
478,516		Freddie Mac REMICS 4495 PA, 3.500%, 09/15/2043	495,245	0.1
37,043		Freddie Mac REMICS 4678 AB, 4.000%, 06/15/2044	38,029	0.0
1,000,000		Freddie Mac REMICS 4791 MT, 3.500%, 05/15/2044	1,034,037	0.3

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of September 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
100,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA3 M3, 6.718%, (US0001M + 4.700%), 04/25/2028	$110,459	0.0
300,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA1 M3, 7.695%, (US0001M + 5.550%), 07/25/2028	332,826	0.1
200,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA3 M2, 4.368%, (US0001M + 2.350%), 04/25/2030	202,515	0.1
100,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2018-HQA1 M2, 4.318%, (US0001M + 2.300%), 09/25/2030	101,082	0.0
854,134		Ginnie Mae 2013-8 BE, 1.750%, 11/20/2042	845,312	0.2
64,067		Ginnie Mae Series 2009-29 PB, 4.750%, 05/20/2039	70,696	0.0
354,560		Ginnie Mae Series 2010-164 JZ, 4.000%, 12/20/2040	389,466	0.1
26,031		Ginnie Mae Series 2011-169 BC, 7.000%, 05/16/2032	28,777	0.0
56,184		HomeBanc Mortgage Trust 2004-1 2A, 2.878%, (US0001M + 0.860%), 08/25/2029	54,586	0.0
45,830		IndyMac INDX Mortgage Loan Trust 2006-AR2 1A1B, 2.228%, (US0001M + 0.210%), 04/25/2046	43,606	0.0
37,856		Lehman XS Trust Series 2005-5N 1A2, 2.378%, (US0001M + 0.360%), 11/25/2035	36,455	0.0
54,351		Morgan Stanley Mortgage Loan Trust 2007-13 6A1, 6.000%, 10/25/2037	44,971	0.0
19,220		Prime Mortgage Trust 2007-1 A4, 5.500%, 03/25/2037	17,861	0.0
200,000	(2),(4)	Verus Securitization Trust 2017-SG1A B1, 3.615%, 11/25/2047	200,121	0.1
35,833	(4)	WaMu Mortgage Pass Through Certificates Series 2006-AR12 2A3, 3.303%, 10/25/2036	33,763	0.0
89,812		WaMu Mortgage Pass-Through Certificates Series 2005-AR11 A1C3, 2.528%, (US0001M + 0.510%), 08/25/2045	90,415	0.0
46,939		WaMu Mortgage Pass-Through Certificates Series 2005-AR13 A1C3, 2.508%, (US0001M + 0.490%), 10/25/2045	47,002	0.0
37,793	(4)	WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 3.881%, 08/25/2046	36,717	0.0
10,665	(4)	WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 3.823%, 12/25/2036	10,702	0.0
44,376	(4)	WaMu Mortgage Pass-Through Certificates Series 2007-HY4 1A1, 3.536%, 04/25/2037	40,910	0.0
87,459	(4)	WaMu Mortgage Pass-Through Certificates Series 2007-HY7 2A2, 3.598%, 07/25/2037	80,167	0.0
194,542		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR6 2A, 3.406%, (12MTA + 0.960%), 08/25/2046	146,673	0.1
27,357		Wells Fargo Alternative Loan 2007-PA2 2A1, 2.448%, (US0001M + 0.430%), 06/25/2037	22,618	0.0
27,844	(4)	Wells Fargo Mortgage Backed Securities 2006-AR4 2A4, 5.220%, 04/25/2036	27,679	0.0
34,358	(4)	Wells Fargo Mortgage Backed Securities 2007-AR7 A1, 4.674%, 12/28/2037	34,172	0.0

	Total Collateralized Mortgage Obligations (Cost $15,208,589)		15,712,894	4.3

U.S. TREASURY OBLIGATIONS: 0.7%
		Treasury Inflation Indexed Protected Securities: 0.5%
1,632,949		0.250%,07/15/2029	1,651,530	0.5

		U.S. Treasury Bonds: 0.0%
115,000		2.875%,05/15/2049	134,263	0.0
10,000		3.500%,02/15/2039	12,538	0.0
			146,801	0.0

		U.S. Treasury Notes: 0.2%
284,000	(3)	1.625%,08/15/2029	282,802	0.1
256,000		1.500%,09/30/2024	255,409	0.1
			538,211	0.2

	Total U.S. Treasury Obligations (Cost $2,336,081)		2,336,542	0.7

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of September 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: 2.7%
		Federal Home Loan Mortgage Corporation: 0.7%(6)
13,509		2.500%,05/01/2030	$13,710	0.0
16,009		2.500%,05/01/2030	16,232	0.0
19,879		2.500%,06/01/2030	20,156	0.0
36,578		3.000%,03/01/2045	37,574	0.0
34,096		3.000%,03/01/2045	35,109	0.0
39,348		3.000%,04/01/2045	40,419	0.0
651,559		3.000%,10/01/2046	668,111	0.2
453,958		3.000%,08/01/2048	464,905	0.1
68,377		3.500%,03/01/2045	71,631	0.0
237,090		4.000%,12/01/2041	253,617	0.1
53,981		4.000%,12/01/2042	57,876	0.0
19,343		4.000%,09/01/2045	20,354	0.0
13,046		4.000%,09/01/2045	13,778	0.0
12,979		4.000%,09/01/2045	13,704	0.0
12,798		4.000%,09/01/2045	13,526	0.0
240,819		4.500%,08/01/2041	261,244	0.1
509,278		4.500%,09/01/2041	552,469	0.2
4,650		5.500%,07/01/2037	5,236	0.0
3,501		6.500%,12/01/2031	3,964	0.0
			2,563,615	0.7

		Government National Mortgage Association: 0.4%
626,000	(7)	3.000%,11/20/2049	641,919	0.2
53,799		4.000%,11/20/2040	57,349	0.0
124,352		4.000%,03/20/2046	131,353	0.0
89,479		4.500%,08/20/2041	97,798	0.0
546,462		4.500%,09/15/2047	586,490	0.2
44,091	(4)	5.140%,10/20/2060	44,261	0.0
19,480	(4)	5.310%,10/20/2060	19,644	0.0
			1,578,814	0.4

		Uniform Mortgage-Backed Security: 1.6%
25,572		2.500%,05/01/2030	25,903	0.0
56,074		2.500%,06/01/2030	56,725	0.0
37,718		2.500%,06/01/2030	38,156	0.0
20,586		2.500%,07/01/2030	20,825	0.0
862,307		3.000%,02/01/2033	883,803	0.3
200,909		3.000%,07/01/2043	207,144	0.1
78,260		3.000%,09/01/2043	80,686	0.0
318,917		3.000%,04/01/2045	328,212	0.1
197,822		3.000%,07/01/2046	203,715	0.1
714,168		3.000%,12/01/2046	731,908	0.2
242,078		3.000%,01/01/2047	247,865	0.1
103,985		3.500%,10/01/2042	109,285	0.0
670,387		3.500%,08/01/2046	706,164	0.2
19,146		3.500%,05/01/2049	19,671	0.0
484,553		3.500%,06/01/2049	498,215	0.1
27,399		4.000%,07/01/2042	29,292	0.0
182,998		4.000%,07/01/2042	195,655	0.1
233,693		4.000%,01/01/2045	253,291	0.1
53,621		4.000%,06/01/2045	56,659	0.0
389,029		4.000%,06/01/2049	404,127	0.1
41,667		4.500%,11/01/2040	45,164	0.0
95,785		4.500%,10/01/2041	102,965	0.0
30,391		5.000%,06/01/2033	33,573	0.0
7,564		5.000%,02/01/2036	8,358	0.0
3,060		5.000%,07/01/2036	3,381	0.0
76,320		5.000%,07/01/2037	84,291	0.0
121,028		5.000%,11/01/2040	133,456	0.0
28,361		5.000%,05/01/2041	31,306	0.0
56,848		5.000%,06/01/2041	62,781	0.0
85,820		5.000%,06/01/2041	94,592	0.0
123,599		5.500%,12/01/2036	139,870	0.1
3,325		7.000%,06/01/2029	3,386	0.0
410		7.000%,10/01/2029	465	0.0
1,432		7.000%,01/01/2032	1,570	0.0
559		7.000%,04/01/2032	583	0.0
433		7.000%,05/01/2032	437	0.0
3		7.500%,10/01/2030	3	0.0
			5,843,482	1.6

	Total U.S. Government Agency Obligations (Cost $9,721,731)		9,985,911	2.7

COMMERCIAL MORTGAGE-BACKED SECURITIES: 1.3%
70,000	(2)	Bancorp Commercial Mortgage 2018 CRE4 D Trust, 4.128%, (US0001M + 2.100%), 09/15/2035	70,450	0.0
3,000,000	(4),(5)	BANK 2017-BNK8 XB, 0.222%, 11/15/2050	40,328	0.0
996,940	(4),(5)	BANK 2019-BNK16 XA, 1.129%, 02/15/2052	72,216	0.0
50,000		BANK 2019-BNK17 A4, 3.714%, 04/15/2052	55,280	0.0
30,000		BANK 2019-BNK18 A4, 3.584%, 05/15/2062	32,872	0.0
90,000		BANK 2019-BNK21 A5, 2.851%, 10/15/2052	92,698	0.0
2,180,000	(2),(4),(5)	BBCCRE Trust 2015-GTP XA, 0.749%, 08/10/2033	75,693	0.0
100,000	(2)	BDS 2018-FL2 D, 4.575%, (US0001M + 2.550%), 08/15/2035	100,404	0.0
70,000		Benchmark 2019-B11 A5 Mortgage Trust, 3.542%, 05/15/2052	76,489	0.0
70,000		Benchmark 2019-B13 A4 Mortgage Trust, 2.952%, 08/15/2057	72,580	0.0
998,504	(4),(5)	Benchmark 2019-B9 XA Mortgage Trust, 1.215%, 03/15/2052	81,871	0.0
60,000	(8)	Cantor Commercial Real Estate Lending 2019-CF2 A5, 2.874%, 11/15/2052	61,826	0.0
60,000	(4)	CCUBS Commercial Mortgage Trust 2017-C1 C, 4.540%, 11/15/2050	65,498	0.0
818,919	(4),(5)	CD 2017-CD4 Mortgage Trust XA, 1.467%, 05/10/2050	60,039	0.0
100,000	(4)	Citigroup Commercial Mortgage Trust 2013-GC17 C, 5.262%, 11/10/2046	108,238	0.1
975,494	(4),(5)	Citigroup Commercial Mortgage Trust 2016-P4 XA, 2.141%, 07/10/2049	96,034	0.0
1,325,206	(4),(5)	Citigroup Commercial Mortgage Trust 2017-C4 XA, 1.260%, 10/12/2050	86,984	0.0

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of September 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
80,000	(4)	Citigroup Commercial Mortgage Trust 2017-P8 C, 4.412%, 09/15/2050	$84,919	0.0
990,098	(4),(5)	Citigroup Commercial Mortgage Trust 2017-P8 XA, 1.062%, 09/15/2050	58,346	0.0
1,475,169	(4),(5)	Citigroup Commercial Mortgage Trust 2018-C5 XA, 0.758%, 06/10/2051	73,402	0.0
1,119,837	(4),(5)	Citigroup Commercial Mortgage Trust 2019-GC41 XA, 1.190%, 08/10/2056	89,914	0.0
177,000	(4)	Comm 2013-CCRE13 C Mortgage Trust, 5.053%, 11/10/2046	189,222	0.1
763,062	(4),(5)	COMM 2012-CR4 XA, 1.912%, 10/15/2045	33,503	0.0
2,380,000	(2),(4),(5)	COMM 2012-CR4 XB, 0.741%, 10/15/2045	42,404	0.0
20,000	(4)	COMM 2016-COR1 C, 4.530%, 10/10/2049	21,284	0.0
1,588,903	(4),(5)	COMM 2016-CR28 XA, 0.754%, 02/10/2049	52,061	0.0
753,628	(4),(5)	COMM 2017-COR2 XA, 1.327%, 09/10/2050	57,152	0.0
110,000		COMM 2018-COR3 A3 Mortgage Trust, 4.228%, 05/10/2051	125,023	0.1
170,000	(4)	CSAIL 2018-CX11 A5 Commercial Mortgage Trust, 4.033%, 04/15/2051	189,615	0.1
62,000		CSAIL 2019-C15 A4 Commercial Mortgage Trust, 4.053%, 03/15/2052	69,757	0.0
130,000	(2),(4)	DBWF 2015-LCM D Mortgage Trust, 3.535%, 06/10/2034	123,952	0.1
110,000	(2),(4)	DBJPM 16-C3 Mortgage Trust, 3.633%, 08/10/2049	107,081	0.1
340,799	(4),(5)	Freddie Mac Multifamily Structured Pass Through Certificates K712 X1, 1.372%, 11/25/2019	10	0.0
110,000	(2)	GPT 2018-GPP D Mortgage Trust, 3.878%, (US0001M + 1.850%), 06/15/2035	109,312	0.1
100,000	(2)	GS Mortgage Securities Corp. II 2018-RIVR F, 4.128%, (US0001M + 2.100%), 07/15/2035	99,749	0.0
100,000	(2),(4)	GS Mortgage Securities Trust 2010-C2 D, 5.353%, 12/10/2043	102,961	0.0
100,000	(2),(4)	GS Mortgage Securities Trust 2010-C2 F, 4.548%, 12/10/2043	98,581	0.0
1,193,765	(4),(5)	GS Mortgage Securities Trust 2012-GCJ7 XA, 2.355%, 05/10/2045	39,349	0.0
2,276,771	(4),(5)	GS Mortgage Securities Trust 2013-GCJ14 XA, 0.760%, 08/10/2046	46,989	0.0
1,180,588	(4),(5)	GS Mortgage Securities Trust 2014-GC22 XA, 1.143%, 06/10/2047	37,436	0.0
1,915,351	(4),(5)	GS Mortgage Securities Trust 2016-GS4 XA, 0.697%, 11/10/2049	54,580	0.0
854,534	(4),(5)	GS Mortgage Securities Trust 2017-GS6 XA, 1.190%, 05/10/2050	57,723	0.0
1,228,084	(4),(5)	GS Mortgage Securities Trust 2019-GC38 XA, 1.126%, 02/10/2052	91,597	0.0
100,000	(2),(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 G, 3.873%, 07/15/2046	100,326	0.0
1,359,355	(4),(5)	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP4 XA, 0.876%, 12/15/2049	46,431	0.0
100,000	(2),(4)	JPMBB Commercial Mortgage Securities Trust 2013-C15 D, 5.372%, 11/15/2045	106,848	0.1
501,610	(4),(5)	JPMBB Commercial Mortgage Securities Trust 2014-C19 XA, 0.929%, 04/15/2047	11,418	0.0
100,000		JPMCC Commercial Mortgage Securities Trust 2019-COR4 A5, 4.029%, 03/10/2052	112,919	0.1
469,377	(2),(4),(5)	LB-UBS Commercial Mortgage Trust 2006-C7 XW, 0.881%, 11/15/2038	2,189	0.0
1,746,537	(4),(5)	Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 XA, 1.164%, 12/15/2047	70,758	0.0
62,000		Morgan Stanley Capital I Trust 2019-H6 A4, 3.417%, 06/15/2052	66,885	0.0
75,000		Morgan Stanley Capital I, Inc. 2017-HR2 D, 2.730%, 12/15/2050	68,838	0.0
130,000	(2)	One Bryant Park Trust 2019-OBP A, 2.516%, 09/13/2049	131,164	0.1
50,000		UBS Commercial Mortgage Trust 2019-C17 A4, 2.921%, 09/15/2052	51,443	0.0
100,000	(4)	Wells Fargo Commercial Mortgage Trust 2017-C40 C, 4.476%, 10/15/2050	106,433	0.1

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of September 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
80,000		Wells Fargo Commercial Mortgage Trust 2018-C44 A5, 4.212%, 05/15/2051	$90,526	0.0
400,000	(2)	Wells Fargo Commercial Mortgage Trust 2018-C45 D, 3.000%, 06/15/2051	367,876	0.1
1,603,186	(2),(4),(5)	WFRBS Commercial Mortgage Trust 2012-C8 XA, 1.978%, 08/15/2045	64,904	0.0
1,089,473	(4),(5)	Wells Fargo Commercial Mortgage Trust 2019-C52 XA, 1.772%, 08/15/2052	131,453	0.1

	Total Commercial Mortgage-Backed Securities (Cost $4,741,780)		4,835,833	1.3

ASSET-BACKED SECURITIES: 1.7%
		Automobile Asset-Backed Securities: 0.2%
100,000		Americredit Automobile Receivables Trust 2018-2 D, 4.010%, 07/18/2024	104,222	0.0
100,000		Americredit Automobile Receivables Trust 2019-1 D, 3.620%, 03/18/2025	103,278	0.0
100,000		Carmax Auto Owner Trust 2018-4 D, 4.150%, 04/15/2025	104,672	0.1
150,000		Santander Drive Auto Receivables Trust 2018-4 D, 3.980%, 12/15/2025	154,775	0.1
100,000		Santander Drive Auto Receivables Trust 2019-3 C, 2.490%, 10/15/2025	100,400	0.0
100,000		Santander Drive Auto Receivables Trust 2019-3 D, 2.680%, 10/15/2025	100,493	0.0
100,000	(2)	Tesla Auto Lease Trust 2018-B C, 4.360%, 10/20/2021	102,701	0.0
			770,541	0.2

		Home Equity Asset-Backed Securities: 0.1%
290,720	(4)	GSAA Home Equity Trust 2006-4 4A3, 4.169%, 03/25/2036	239,432	0.1
181,898	(4)	Renaissance Home Equity Loan Trust 2005-3 AF4, 5.140%, 11/25/2035	192,074	0.0
			431,506	0.1

		Other Asset-Backed Securities: 1.3%
122,111	(2),(4),(9)	AJAX Mortgage Loan Trust 2017-A A, 3.470% (Step Rate @ 6.470% on 05/25/2020), 04/25/2057	122,425	0.0
300,000	(2)	ARES XLVI CLO Ltd. 2017-46A A2, 3.533%, (US0003M + 1.230%), 01/15/2030	292,805	0.1
250,000	(2)	Benefit Street Partners CLO VIII Ltd. 2015-8A A1BR, 3.478%, (US0003M + 1.200%), 01/20/2031	243,428	0.1
250,000	(2)	BlueMountain CLO 2015-1A BR, 4.803%, (US0003M + 2.500%), 04/13/2027	250,050	0.1
80,000	(2)	Burnham Park Clo Ltd. 2016-1A A, 3.708%, (US0003M + 1.430%), 10/20/2029	80,109	0.0
16,450		Chase Funding Trust Series 2003-5 2A2, 2.618%, (US0001M + 0.600%), 07/25/2033	16,183	0.0
250,000	(2)	Deer Creek Clo Ltd. 2017-1A A, 3.458%, (US0003M + 1.180%), 10/20/2030	249,782	0.1
99,500	(2)	Driven Brands Funding LLC 2019-1A A2, 4.641%, 04/20/2049	104,949	0.0
250,000	(2)	Dryden Senior Loan Fund 2017-47A A2, 3.653%, (US0003M + 1.350%), 04/15/2028	247,459	0.1
250,000	(2)	Eaton Vance Clo 2015-1A A2R Ltd., 3.528%, (US0003M + 1.250%), 01/20/2030	244,208	0.1
99,250	(2)	Five Guys Holdings, Inc. 2017-1A A2, 4.600%, 07/25/2047	104,408	0.0
35,132	(2)	HERO Funding Trust 2015-2A A, 3.990%, 09/20/2040	36,681	0.0
278,290	(2)	J.G. Wentworth XXXIX LLC 2017-2A A, 3.530%, 09/15/2072	301,070	0.1
250,000	(2)	Marlette Funding Trust 2019-2A C, 4.110%, 07/16/2029	253,599	0.1
200,000	(2),(4)	Mill City Mortgage Loan Trust 2017-2 M2, 3.250%, 07/25/2059	205,014	0.0
72,496	(2)	Mosaic Solar Loan Trust 2018-1A A, 4.010%, 06/22/2043	75,272	0.0
100,000	(2)	Mosaic Solar Loan Trust 2018-2-GS B, 4.740%, 02/22/2044	101,733	0.0
250,000	(2)	Octagon Investment Partners XIV Ltd. 2012-1A A1BR, 3.678%, (US0003M + 1.375%), 07/15/2029	245,525	0.1

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of September 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
130,000	(2)	OHA Loan Funding Ltd. 2015-1A AR, 3.568%, (US0003M + 1.410%), 08/15/2029	$130,081	0.0
250,000	(2)	Palmer Square CLO 2015-2A A1BR Ltd., 3.628%, (US0003M + 1.350%), 07/20/2030	248,125	0.1
99,000	(2)	Planet Fitness Master Issuer LLC 2018-1A A2I, 4.262%, 09/05/2048	101,471	0.0
99,250	(2)	Taco Bell Funding LLC 2018-1A A2II, 4.940%, 11/25/2048	106,227	0.0
250,000	(2)	THL Credit Wind River 2016-2A A1R CLO Ltd., 3.443%, (US0003M + 1.190%), 11/01/2031	250,050	0.1
250,000	(2)	THL Credit Wind River 2017-2A A CLO Ltd., 3.508%, (US0003M + 1.230%), 07/20/2030	249,810	0.1
250,000	(2)	Tiaa Clo III Ltd. 2017-2A A, 3.472%, (US0003M + 1.150%), 01/16/2031	248,873	0.1
98,250	(2)	Wendys Funding LLC 2018-1A A2I, 3.573%, 03/15/2048	99,929	0.0
98,250	(2)	Wendy's Funding LLC 2018-1A A2II, 3.884%, 03/15/2048	101,174	0.0
			4,710,440	1.3

		Student Loan Asset-Backed Securities: 0.1%
150,000	(2)	Commonbond Student Loan Trust 2018-BGS B, 3.990%, 09/25/2045	156,459	0.1
15,309	(2)	DRB Prime Student Loan Trust 2015-B A2, 3.170%, 07/25/2031	15,510	0.0
35,148	(2)	DRB Prime Student Loan Trust 2015-D A2, 3.200%, 01/25/2040	35,788	0.0
29,779	(2)	Earnest Student Loan Program, LLC 2016-A B, 2.500%, 01/25/2039	29,231	0.0
100,000	(2)	SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/2041	103,013	0.0
			340,001	0.1

	Total Asset-Backed Securities (Cost $6,143,917)		6,252,488	1.7

SOVEREIGN BONDS: 0.1%
150,000		Argentine Republic Government International Bond, 6.875%, 04/22/2021	74,439	0.0
200,000		Brazilian Government International Bond, 4.625%, 01/13/2028	212,852	0.1
100,000	(2)	Dominican Republic International Bond, 5.500%, 01/27/2025	105,751	0.0
80,000		Turkey Government International Bond, 7.375%, 02/05/2025	85,135	0.0

	Total Sovereign Bonds (Cost $538,600)		478,177	0.1

	Total Long-Term Investments (Cost $335,183,338)		349,677,085	95.7

SHORT-TERM INVESTMENTS: 5.0%
		Repurchase Agreements: 4.4%
1,114,561	(10)	BNP Paribas S.A., Repurchase Agreement dated 09/30/19, 2.35%, due 10/01/19 (Repurchase Amount $1,114,633, collateralized by various U.S. Government Securities, 0.000%-4.625%, Market Value plus accrued interest $1,136,852, due 11/15/19-02/15/49)	1,114,561	0.3
3,766,141	(10)	Citigroup, Inc., Repurchase Agreement dated 09/30/19, 2.32%, due 10/01/19 (Repurchase Amount $3,766,380, collateralized by various U.S. Government Agency Obligations, 2.500%-9.000%, Market Value plus accrued interest $3,841,466, due 06/01/24-10/01/49)	3,766,141	1.0
3,766,141	(10)	Guggenheim Securities LLC, Repurchase Agreement dated 09/30/19, 2.42%, due 10/01/19 (Repurchase Amount $3,766,391, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.500%-5.000%, Market Value plus accrued interest $3,841,464, due 08/15/22-06/20/69)	3,766,141	1.1

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements (continued)
3,766,141	(10)	HSBC Securities USA, Repurchase Agreement dated 09/30/19, 2.36%, due 10/01/19 (Repurchase Amount $3,766,385, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-2.500%, Market Value plus accrued interest $3,841,464, due 01/30/20-05/15/46)	$3,766,141	1.0
3,766,141	(10)	MUFG Securities America Inc., Repurchase Agreement dated 09/30/19, 2.35%, due 10/01/19 (Repurchase Amount $3,766,383, collateralized by various U.S. Government Agency Obligations, 3.000%-5.500%, Market Value plus accrued interest $3,841,464, due 10/01/32-05/01/49)	3,766,141	1.0
			16,179,125	4.4

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.6%
2,156,885	(11)	BlackRock Liquidity Funds, FedFund, Institutional Class, 1.860%
		(Cost $2,156,885)	2,156,885	0.6

		Total Short-Term Investments
		(Cost $18,336,010)	18,336,010	5.0

		Total Investments in Securities (Cost $353,519,348)	$368,013,095	100.7
		Liabilities in Excess of Other Assets	(2,637,610)	(0.7)
		Net Assets	$365,375,485	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Security, or a portion of the security, is on loan.
(4)	Variable rate security. Rate shown is the rate in effect as of September 30, 2019.
(5)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(6)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(7)	Settlement is on a when-issued or delayed-delivery basis.
(8)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(9)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of September 30, 2019.
(10)	Represents securities purchased with cash collateral received for securities on loan.
(11)	Rate shown is the 7-day yield as of September 30, 2019.

Reference Rate Abbreviations:
12MTA	12-month Treasury Average
US0001M	1-month LIBOR
US0003M	3-month LIBOR

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the assets and liabilities:

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2019
Asset Table
Investments, at fair value
Common Stock
Communication Services	$13,176,277	$1,454,104	$–	$14,630,381
Consumer Discretionary	16,099,733	2,646,324	–	18,746,057
Consumer Staples	10,518,371	3,112,580	–	13,630,951
Energy	6,548,728	1,381,920	–	7,930,648
Financials	20,155,217	4,906,522	–	25,061,739
Health Care	20,022,066	3,001,885	–	23,023,951
Industrials	15,175,175	4,008,167	–	19,183,342
Information Technology	31,530,071	1,678,398	–	33,208,469
Materials	4,049,722	1,768,382	–	5,818,104
Real Estate	6,263,569	1,092,498	–	7,356,067
Utilities	5,768,717	1,082,159	–	6,850,876
Total Common Stock	149,307,646	26,132,939	–	175,440,585
Exchange-Traded Funds	63,042,646	–	–	63,042,646
Mutual Funds	54,226,152	–	–	54,226,152
Preferred Stock	–	82,655	–	82,655
Corporate Bonds/Notes	–	17,283,202	–	17,283,202
Collateralized Mortgage Obligations	–	15,712,894	–	15,712,894
Asset-Backed Securities	–	6,252,488	–	6,252,488
Sovereign Bonds	–	478,177	–	478,177
Commercial Mortgage-Backed Securities	–	4,774,007	61,826	4,835,833
U.S. Government Agency Obligations	–	9,985,911	–	9,985,911
U.S. Treasury Obligations	–	2,336,542	–	2,336,542
Short-Term Investments	2,156,885	16,179,125	–	18,336,010
Total Investments, at fair value	$268,733,329	$99,217,940	$61,826	$368,013,095
Other Financial Instruments+
Centrally Cleared Swaps	–	28,008	–	28,008
Forward Foreign Currency Contracts	–	20,734	–	20,734
Forward Premium Swaptions	–	4,348	–	4,348
Futures	147,927	–	–	147,927
Total Assets	$268,881,256	$99,271,030	$61,826	$368,214,112
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(43,325)	$–	$(43,325)
Forward Foreign Currency Contracts	–	(18,586)	–	(18,586)
Futures	(214,620)	–	–	(214,620)
Total Liabilities	$(214,620)	$(61,911)	$–	$(276,531)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act. The following table provides transactions during the period ended September 30, 2019, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/19	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Local Currency Debt Fund - Class P	$1,348,459	$200,698	$(838,485)	$137,143	$847,815	$47,505	$(88,483)	$-
Voya Floating Rate Fund - Class P	10,727,558	804,745	(593,222)	102,222	11,041,303	514,745	(13,223)	-
Voya High Yield Bond Fund - Class P	-	15,627,343	(947,217)	72,557	14,752,683	407,345	(2,730)	-
Voya Short Term Bond Fund - Class R6	-	7,798,400	(497,894)	79,348	7,379,854	74,721	4,104	-
Voya Small Company Fund - Class R6	-	9,729,297	(416,744)	(203,987)	9,108,566	-	(8,784)	-
Voya Strategic Income Opportunities Fund - Class P	-	11,783,254	(789,919)	102,596	11,095,931	255,651	5,501	-
	$12,076,017	$45,943,737	$(4,083,481)	$289,879	$54,226,152	$1,299,967	$(103,615)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2019, the following forward foreign currency contracts were outstanding for Voya Balanced Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ZAR 273,992	USD 18,000	Barclays Bank PLC	11/08/19	$(202)
ZAR 625,478	USD 41,000	Barclays Bank PLC	11/08/19	88
USD 146,215	ZAR 2,267,993	Barclays Bank PLC	11/08/19	(2,770)
USD 159,228	MXN 3,190,375	Barclays Bank PLC	11/08/19	(1,391)
USD 76,086	MYR 317,909	Barclays Bank PLC	11/08/19	262
RUB 3,922,424	USD 58,000	Barclays Bank PLC	11/08/19	2,183
CLP 17,459,052	USD 24,000	BNP Paribas	11/08/19	(44)

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

			Settlement Date	Unrealized Appreciation (Depreciation)
USD 11,000	PLN 43,154	BNP Paribas	11/08/19	$233
USD 99,837	COP 345,294,610	BNP Paribas	11/08/19	790
USD 69,730	CZK 1,617,101	BNP Paribas	11/08/19	1,374
USD 56,231	PEN 190,987	BNP Paribas	11/08/19	(352)
THB 550,626	USD 18,000	BNP Paribas	11/08/19	(28)
PLN 230,844	USD 58,000	BNP Paribas	11/08/19	(406)
BRL 242,913	USD 58,000	BNP Paribas	11/08/19	308
IDR 1,004,898,300	USD 70,000	BNP Paribas	11/08/19	574
IDR 84,884,880	USD 6,000	BNP Paribas	11/08/19	(39)
PLN 47,252	USD 12,000	Citibank N.A.	11/08/19	(211)
BRL 45,162	USD 11,000	Citibank N.A.	11/08/19	(160)
BRL 50,120	USD 12,000	Citibank N.A.	11/08/19	12
COP 120,618,400	USD 35,000	Citibank N.A.	11/08/19	(401)
USD 172	ILS 606	Citibank N.A.	11/08/19	(3)
USD 19,319	TRY 111,429	Citibank N.A.	11/08/19	(158)
CZK 140,364	USD 6,000	Citibank N.A.	11/08/19	(67)
HUF 6,926,945	USD 23,000	Citibank N.A.	11/08/19	(403)
HUF 1,803,796	USD 6,000	Citibank N.A.	11/08/19	(116)
USD 176,466	BRL 715,465	Citibank N.A.	11/08/19	4,729
USD 162,217	IDR 2,336,476,932	Citibank N.A.	11/08/19	(1,874)
USD 5,204	PHP 273,489	Citibank N.A.	11/08/19	(68)
RON 51,788	USD 12,000	Citibank N.A.	11/08/19	(110)
RON 25,705	USD 6,000	Citibank N.A.	11/08/19	(98)
RUB 1,879,890	USD 29,000	Citibank N.A.	11/08/19	(156)
USD 146,792	PLN 577,165	Goldman Sachs International	11/08/19	2,793
RUB 2,347,822	USD 36,000	Goldman Sachs International	11/08/19	(211)
USD 38,702	RON 165,111	Goldman Sachs International	11/08/19	794
MXN 714,518	USD 36,000	Goldman Sachs International	11/08/19	(179)
ZAR 250,448	USD 17,000	HSBC Bank USA N.A.	11/08/19	(548)
ZAR 518,932	USD 35,000	HSBC Bank USA N.A.	11/08/19	(911)
USD 11,000	TRY 63,708	HSBC Bank USA N.A.	11/08/19	(136)
USD 68,894	HUF 20,237,063	HSBC Bank USA N.A.	11/08/19	2,876
USD 84,464	CLP 60,054,780	HSBC Bank USA N.A.	11/08/19	2,039
THB 520,523	USD 17,000	HSBC Bank USA N.A.	11/08/19	31
USD 164,096	RUB 11,086,946	HSBC Bank USA N.A.	11/08/19	(6,014)
THB 335,823	USD 11,000	HSBC Bank USA N.A.	11/08/19	(12)
USD 106,640	THB 3,293,335	HSBC Bank USA N.A.	11/08/19	(1,112)
CLP 21,007,890	USD 29,000	JPMorgan Chase Bank N.A.	11/08/19	(166)
CZK 684,885	USD 29,000	JPMorgan Chase Bank N.A.	11/08/19	(50)
PEN 99,009	USD 29,000	JPMorgan Chase Bank N.A.	11/08/19	333
ILS 160,228	USD 45,986	State Street Bank and Trust Co.	10/02/19	106
MXN 214,729	USD 11,000	The Bank of New York Mellon	11/08/19	(190)
MXN 1,176,068	USD 58,000	The Bank of New York Mellon	11/08/19	1,209
				$2,148

At September 30, 2019, the following futures contracts were outstanding for Voya Balanced Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	47	12/20/19	$3,583,750	$(105,614)
S&P 500® E-Mini	12	12/20/19	1,787,100	(17,603)
U.S. Treasury 2-Year Note	61	12/31/19	13,145,500	(29,269)
U.S. Treasury 5-Year Note	83	12/31/19	9,889,320	(11,986)
U.S. Treasury Long Bond	10	12/19/19	1,623,125	(20,021)
U.S. Treasury Ultra Long Bond	40	12/19/19	7,676,250	45,847
			$37,705,045	$(138,646)
Short Contracts:
Mini MSCI Emerging Markets Index	(108)	12/20/19	(5,410,260)	100,055
U.S. Treasury 10-Year Note	(35)	12/19/19	(4,560,937)	(30,127)
U.S. Treasury Ultra 10-Year Note	(3)	12/19/19	(427,219)	2,025
			$(10,398,416)	$71,953

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

At September 30, 2019, the following centrally cleared credit default swaps were outstanding for Voya Balanced Portfolio:

Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(2)	Termination Date	Notional Amount(3)		Fair Value(4)	Unrealized Appreciation/ (Depreciation)
iTraxx Cross-over Index, Series 32, Version 1	Buy	(5.000)	12/20/24	EUR	2,140,000	$(301,382)	$10,066
						$(301,382)	$10,066

Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection(5)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(6)	Termination Date	Notional Amount(3)		Fair Value(4)	Unrealized Appreciation/ (Depreciation)
CDX North American High Yield Index, Series 32, Version 2	Sell	5.000	06/20/24	USD	2,400,000	160,985	1,643
						160,985	$1,643

Centrally Cleared Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection(5)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(6)	Termination Date	Implied Credit Spread at 09/30/19 (%) (7)	Notional Amount(3)		Fair Value(4)	Unrealized Appreciation/ (Depreciation)
Berkshire Hathaway Inc., 2.750%, due 3/15/2023	Sell	1.000	12/20/24	0.546	USD	180,000	$4,049	$(159)
							4,049	$(159)

(1)	If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Payments made quarterly.
(3)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(4)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.
(5)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.
(6)	Payments received quarterly.
(7)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio's Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

At September 30, 2019, the following centrally cleared interest rate swaps were outstanding for Voya Balanced Portfolio:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	3-month USD-LIBOR	Quarterly	1.785%	Semi-Annual	10/13/22	USD	1,701,000	$11,581	$11,581
Pay	3-month USD-LIBOR	Quarterly	2.099	Semi-Annual	10/13/25	USD	58,000	1,974	1,974
Receive	3-month USD-LIBOR	Quarterly	1.453	Semi-Annual	10/13/20	USD	715,000	2,744	2,744
Receive	3-month USD-LIBOR	Quarterly	1.623	Semi-Annual	09/13/29	USD	1,628,000	(7,664)	(7,664)
Receive	3-month USD-LIBOR	Quarterly	2.593	Semi-Annual	10/13/40	USD	221,000	(35,502)	(35,502)
								$(26,867)	$(26,867)

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

At September 30, 2019, the following over-the-counter forward premium swaptions were outstanding for Voya Balanced Portfolio:

Description	Counterparty	Exercise Rate(1)	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premium receivable/ (payable) at expiration(2)	Unrealized Appreciation/ (Depreciation)
Call on 5-Year Interest Rate Swap (Purchased)	Goldman Sachs International	5.130%	Receive	3-month USD-LIBOR	03/16/20	USD	1,517,000	$(77,822)	$3,129
Call on 5-Year Interest Rate Swap (Purchased)	Morgan Stanley Capital Services LLC	5.290%	Receive	3-month USD-LIBOR	02/27/20	USD	2,584,000	(141,059)	1,219
								$(218,881)	$4,348

(1)	Forward premium swaption exercise rates represent the premium price on each respective swaption contract. Final exercise rate will be determined at the expiration of each respective swaption contract.
(2)	Forward premium swaptions include premiums receivable/(payable) that have extended settlement dates. Premiums are not exchanged until the expiration date of each respective forward premium swaption contract.

Currency Abbreviations
BRL	-	Brazilian Real
CLP	-	Chilean Peso
COP	-	Colombian Peso
CZK	-	Czech Koruna
EUR	-	EU Euro
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli New Shekel
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
PEN	-	Peruvian Nuevo Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RON	-	Romanian New Leu
RUB	-	Russian Ruble
THB	-	Thai Baht
TRY	-	Turkish Lira
USD	-	United States Dollar
ZAR	-	South African Rand

At September 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $354,185,922.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$22,322,165
Gross Unrealized Depreciation	(8,650,074)
Net Unrealized Appreciation	$13,672,091